UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2018
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*
Voya Balanced Portfolio
Class I	$1,000.00	$991.20	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class S	1,000.00	990.00	0.92	4.54	1,000.00	1,020.23	0.92	4.61
Voya Global Equity Portfolio
Class ADV	$1,000.00	$981.60	1.11%	$5.45	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	984.30	0.61	3.00	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	982.50	0.86	4.23	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	981.60	1.01	4.96	1,000.00	1,019.79	1.01	5.06
Class T	1,000.00	981.00	1.21	5.94	1,000.00	1,018.79	1.21	6.06
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,006.50	0.34%	$1.69	$1,000.00	$1,023.11	0.34%	$1.71
Class S	1,000.00	1,005.70	0.49	2.44	1,000.00	1,022.36	0.49	2.46
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,008.10	1.03%	$5.13	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,010.40	0.58	2.89	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,009.20	0.83	4.13	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,008.20	0.98	4.88	1,000.00	1,019.93	0.98	4.91

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$978.80	1.03%	$5.05	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	981.60	0.53	2.60	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	980.20	0.78	3.83	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	979.30	0.93	4.56	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,028.90	1.39%	$6.99	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,031.30	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Class R6	1,000.00	1,031.70	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,029.90	1.14	5.74	1,000.00	1,019.14	1.14	5.71

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$354,164,828	$637,304,403	$—
Investments in affiliated underlying funds at fair value**	29,276,726	—	—
Short-term investments at fair value***	31,309,561	15,198,305	—
Repurchase agreements	—	—	58,417,000
Short-term investments at amortized cost	—	—	235,769,019
Cash	185,442	312,912	4,414
Cash collateral for futures	2,022,399	—	—
Cash pledged for centrally cleared swaps (Note 2)	242,000	—	—
Foreign currencies at value****	119,889	—	—
Foreign cash collateral for futures*****	1,085	—	—
Receivables:
Investments in affiliated underlying funds sold	6,735,417	—	—
Investment securities sold	—	14,399,366	125,924,515
Investment securities sold on a delayed-delivery or when-issued basis	2,142,985	—	—
Fund shares sold	48,707	30,290	822,420
Dividends	277,909	2,208,766	2,469
Interest	523,581	225	157,285
Foreign tax reclaims	170,669	1,333,711	—
Variation margin	960	—	—
Unrealized appreciation on forward foreign currency contracts	132,988	—	—
Unrealized appreciation on forward premium swaptions	14,806	—	—
Prepaid expenses	4,123	6,779	4,167
Reimbursement due from manager	—	8,981	—
Other assets	53,409	54,088	135,160
Total assets	427,427,484	670,857,826	421,236,449
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	10,920,085	—	—
Payable for investment securities purchased	—	11,570,387	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	13,111,968	—	—
Payable for fund shares redeemed	81,594	311,638	11,541
Payable upon receipt of securities loaned	5,640,811	15,198,305	—
Unrealized depreciation on forward foreign currency contracts	28,183	—	—
Variation margin payable on centrally cleared swaps	584	—	—
Payable for investment management fees	200,088	297,839	105,917
Payable for distribution and shareholder service fees	651	117,674	6
Payable to custodian due to foreign currency overdraft******	—	861,286	—
Payable for directors/trustees fees	2,089	3,406	2,150
Payable to directors/trustees under the deferred compensation plan (Note 6)	53,409	54,088	135,160
Payable for borrowings against line of credit	—	817,000	—
Other accrued expenses and liabilities	113,212	186,599	67,809
Total liabilities	30,152,674	29,418,222	322,583
NET ASSETS	$397,274,810	$641,439,604	$420,913,866
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$368,688,871	$602,868,702	$421,053,153
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	4,728,183	9,178,871	(139,828)
Accumulated net realized gain	15,044,747	35,599,204	541
Net unrealized appreciation (depreciation)	8,813,009	(6,207,173)	—
NET ASSETS	$397,274,810	$641,439,604	$420,913,866
+ Including securities loaned at value	$5,443,880	$12,232,402	$—
* Cost of investments in securities	$344,813,926	$643,504,993	$—
** Cost of investments in affiliated underlying funds	$29,714,607	$—	$—
*** Cost of short-term investments	$31,309,561	$15,198,305	$—
**** Cost of foreign currencies	$121,081	$—	$—
****** Cost of foreign cash collateral for futures	$1,085	$—	$—
******* Cost of foreign currency overdraft	$—	$861,286	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$17,969,564	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,686,654	n/a
Net asset value and redemption price per share	n/a	$10.65	n/a
Class I
Net assets	$394,148,297	$150,094,652	$420,867,664
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	26,281,097	13,990,949	420,748,791
Net asset value and redemption price per share	$15.00	$10.73	$1.00
Class S
Net assets	$3,126,513	$436,698,455	$46,202
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	209,445	40,699,749	46,190
Net asset value and redemption price per share	$14.93	$10.73	$1.00
Class S2
Net assets	n/a	$352,214	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	33,316	n/a
Net asset value and redemption price per share	n/a	$10.57	n/a
Class T
Net assets	n/a	$36,324,719	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	3,426,426	n/a
Net asset value and redemption price per share	n/a	$10.60	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,229,587,726	$3,272,557,746	$649,840,061
Investments in affiliates at fair value**	—	693,449,627	—
Short-term investments at fair value***	56,416,046	237,921,798	51,880,506
Cash	1,031,732	—	519,185
Cash collateral for futures	—	4,456,289	—
Cash pledged for centrally cleared swaps (Note 2)	—	4,566,000	—
Foreign currencies at value****	—	577,079	—
Foreign cash collateral for futures*****	—	44,289	—
Receivables:
Investment securities sold	32,090,440	28,302,858	2,633,271
Investment securities sold on a delayed-delivery or when-issued basis	—	39,863,277	—
Fund shares sold	3,034	605,108	70,938
Dividends	3,901,777	12,588	325,876
Interest	264	23,708,554	136
Unrealized appreciation on forward foreign currency contracts	—	6,500,649	—
Unrealized appreciation on forward premium swaptions	—	606,094	—
Prepaid expenses	33,485	38,329	7,084
Reimbursement due from manager	—	7,611	—
Other assets	254,346	401,156	46,372
Total assets	3,323,318,850	4,313,619,052	705,323,429
LIABILITIES:
Income distribution payable	—	570	—
Payable for investment securities purchased	—	45,160,768	5,407,523
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	385,954,695	—
Payable for fund shares redeemed	1,303,161	1,970,010	4,125,931
Payable upon receipt of securities loaned	52,489,046	102,240,974	31,814,506
Unrealized depreciation on forward foreign currency contracts	—	1,310,907	—
Variation margin payable on centrally cleared swaps	—	1,295	—
Cash received as collateral for OTC derivatives (Note 2)	—	4,107,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,060,000	—
Payable for investment management fees	1,517,101	1,555,526	476,018
Payable for distribution and shareholder service fees	463,641	625,238	25,353
Payable for directors/trustees fees	16,913	19,481	3,540
Payable to directors/trustees under the deferred compensation plan (Note 6)	254,346	401,156	46,372
Other accrued expenses and liabilities	376,597	538,814	66,138
Total liabilities	56,420,805	544,946,434	41,965,381
NET ASSETS	$3,266,898,045	$3,768,672,618	$663,358,048
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,531,057,049	$3,875,841,914	$549,839,810
Undistributed net investment income	25,605,894	4,800,337	753,529
Accumulated net realized gain (loss)	47,971,616	(33,975,511)	49,387,276
Net unrealized appreciation (depreciation)	662,263,486	(77,994,122)	63,377,433
NET ASSETS	$3,266,898,045	$3,768,672,618	$663,358,048
+ Including securities loaned at value	$51,058,265	$100,004,276	$31,024,356
* Cost of investments in securities	$2,567,324,240	$3,317,562,574	$586,462,628
** Cost of investments in affiliates	$—	$731,633,032	$—
*** Cost of short-term investments	$56,416,046	$237,936,565	$51,880,506
**** Cost of foreign currencies	$—	$581,639	$—
***** Cost of foreign cash collateral for futures	$—	$44,289	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$941,981,227	$291,318,270	$7,992,583
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	33,459,832	23,706,799	437,866
Net asset value and redemption price per share	$28.15	$12.29	$18.25
Class I
Net assets	$1,803,710,366	$1,044,117,068	$542,587,239
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	62,960,512	84,063,804	28,115,646
Net asset value and redemption price per share	$28.65	$12.42	$19.30
Class R6
Net assets	n/a	n/a	$7,383,389
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	382,449
Net asset value and redemption price per share	n/a	n/a	$19.31
Class S
Net assets	$520,780,133	$2,410,627,915	$105,394,837
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	18,463,874	195,398,336	5,614,602
Net asset value and redemption price per share	$28.21	$12.34	$18.77
Class S2
Net assets	$426,319	$22,609,365	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	15,302	1,839,524	n/a
Net asset value and redemption price per share	$27.86	$12.29	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,362,412	$11,909,958	$4,326	$38,245,440
Interest, net of foreign taxes withheld*	1,694,901	6,813	3,456,522	167,993
Dividends from affiliated underlying funds	842,518	—	—	—
Securities lending income, net	47,165	69,180	—	313,087
Other	6,552	37,381	—	60,512
Total investment income	5,953,548	12,023,332	3,460,848	38,787,032
EXPENSES:
Investment management fees	1,242,817	1,864,547	746,187	10,064,629
Distribution and shareholder service fees:
Class ADV	—	47,039	—	2,425,272
Class S	4,159	575,091	58	669,249
Class S2	—	726	—	837
Class T	—	143,680	—	—
Transfer agent fees	283	719	342	4,779
Shareholder reporting expense	16,290	34,060	18,703	104,075
Professional fees	14,842	27,352	12,174	70,702
Custody and accounting expense	86,692	73,206	23,530	166,320
Directors/trustees fees	8,354	13,623	8,601	67,653
License fee	2,250	—	—	—
Transition costs (Note 6)	—	62,000	—	—
Miscellaneous expense	11,233	18,483	11,010	63,604
Interest expense	226	120	3,343	77
Total expenses	1,387,146	2,860,646	823,948	13,637,197
Waived and reimbursed fees	—	(66,381)	(95,964)	(997,394)
Net expenses	1,387,146	2,794,265	727,984	12,639,803
Net investment income	4,566,402	9,229,067	2,732,864	26,147,229
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (Note 6)	16,591,823	103,163,220	41,052	61,877,003
Sale of affiliated underlying funds	(29,418)	—	—	—
Forward foreign currency contracts	114,821	—	—	—
Foreign currency related transactions	(18,245)	(84,299)	—	—
Futures (Note 6)	877,790	1,119,873	—	—
Swaps	95,351	—	—	—
Net realized gain	17,632,122	104,198,794	41,052	61,877,003
Net change in unrealized appreciation (depreciation) on:
Investments (Note 6)	(24,594,423)	(123,079,859)	—	(55,247,057)
Affiliated underlying funds	(713,685)	—	—	—
Forward foreign currency contracts	113,902	—	—	—
Foreign currency related transactions	(10,283)	(68,176)	—	—
Futures	(520,718)	(1,063,402)	—	—
Swaps	25,233	—	—	—
Net change in unrealized appreciation (depreciation)	(25,699,974)	(124,211,437)	—	(55,247,057)
Net realized and unrealized gain (loss)	(8,067,852)	(20,012,643)	41,052	6,629,946
Increase (decrease) in net assets resulting from operations	$(3,501,450)	$(10,783,576)	$2,773,916	$32,777,175
* Foreign taxes withheld	$123,977	$909,830	$—	$567,343
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$119,004	$3,808,608
Interest, net of foreign taxes withheld*	61,892,878	643
Dividends from affiliated underlying funds	17,398,456	—
Securities lending income, net	446,154	123,823
Other	3,005	92,413
Total investment income	79,859,497	4,025,487
EXPENSES:
Investment management fees	9,659,948	2,984,537
Distribution and shareholder service fees:
Class ADV	747,462	19,506
Class S	3,096,625	133,017
Class S2	47,366	—
Transfer agent fees	3,190	736
Shareholder reporting expense	136,925	26,010
Professional fees	105,870	26,137
Custody and accounting expense	251,961	44,950
Directors/trustees fees	77,924	14,161
Miscellaneous expense	79,967	19,329
Interest expense	3,436	15,151
Total expenses	14,210,674	3,283,534
Waived and reimbursed fees	(27,559)	—
Net expenses	14,183,115	3,283,534
Net investment income	65,676,382	741,953
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(26,771,615)	51,141,547
Sale of affiliated underlying funds	(414,649)	—
Forward foreign currency contracts	2,227,447	—
Foreign currency related transactions	(446,817)	—
Futures	(6,600,487)	—
Swaps	2,706,834	—
Net realized gain (loss)	(29,299,287)	51,141,547
Net change in unrealized appreciation (depreciation) on:
Investments	(86,261,579)	(31,751,024)
Affiliated underlying funds	(34,309,546)	—
Forward foreign currency contracts	5,910,378	—
Foreign currency related transactions	(17,693)	—
Futures	969,923	—
Swaps	(1,494,740)	—
Net change in unrealized appreciation (depreciation)	(115,203,257)	(31,751,024)
Net realized and unrealized gain (loss)	(144,502,544)	19,390,523
Increase (decrease) in net assets resulting from operations	$(78,826,162)	$20,132,476
* Foreign taxes withheld	$27,198	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,566,402	$8,573,681	$9,229,067	$12,037,939
Net realized gain	17,632,122	31,617,977	104,198,794	60,640,114
Net change in unrealized appreciation (depreciation)	(25,699,974)	18,239,196	(124,211,437)	76,872,082
Increase (decrease) in net assets resulting from operations	(3,501,450)	58,430,854	(10,783,576)	149,550,135
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(289,533)	(370,586)
Class I	(8,875,345)	(10,867,103)	(3,232,174)	(3,602,681)
Class S	(60,076)	(87,514)	(8,152,829)	(10,272,423)
Class S2	—	—	(5,900)	(8,101)
Class T	—	—	(538,008)	(720,568)
Net realized gains:
Class I	(29,344,322)	—	—	—
Class S	(229,365)	—	—	—
Total distributions	(38,509,108)	(10,954,617)	(12,218,444)	(14,974,359)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,757,730	6,144,073	3,278,911	12,033,042
Reinvestment of distributions	38,509,108	10,954,617	12,218,444	14,974,359
	41,266,838	17,098,690	15,497,355	27,007,401
Cost of shares redeemed	(30,543,738)	(57,127,098)	(54,307,616)	(156,158,099)
Net increase (decrease) in net assets resulting from capital share transactions	10,723,100	(40,028,408)	(38,810,261)	(129,150,698)
Net increase (decrease) in net assets	(31,287,458)	7,447,829	(61,812,281)	5,425,078
NET ASSETS:
Beginning of year or period	428,562,268	421,114,439	703,251,885	697,826,807
End of year or period	$397,274,810	$428,562,268	$641,439,604	$703,251,885
Undistributed net investment income at end of year or period	$4,728,183	$9,097,202	$9,178,871	$12,168,248

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$2,732,864	$2,683,133	$26,147,229	$51,914,349
Net realized gain	41,052	100,629	61,877,003	452,172,876
Net change in unrealized appreciation (depreciation)	—	—	(55,247,057)	136,328,667
Increase in net assets resulting from operations	2,773,916	2,783,762	32,777,175	640,415,892
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(12,635,577)
Class I	(2,732,603)	(2,682,933)	—	(32,232,936)
Class S	(259)	(206)	—	(8,093,161)
Class S2	—	—	—	(5,539)
Net realized gains:
Class ADV	—	—	(33,789,533)	(113,484,388)
Class I	(40,507)	(100,617)	(63,593,396)	(208,205,233)
Class S	(4)	(12)	(18,623,347)	(62,538,322)
Class S2	—	—	(15,110)	(46,070)
Total distributions	(2,773,373)	(2,783,768)	(116,021,386)	(437,241,226)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,139,720	62,022,014	6,446,026	24,739,915
Reinvestment of distributions	2,773,373	2,783,764	115,961,158	436,956,279
	44,913,093	64,805,778	122,407,184	461,696,194
Cost of shares redeemed	(62,635,279)	(130,827,430)	(245,586,057)	(643,283,459)
Net decrease in net assets resulting from capital share transactions	(17,722,186)	(66,021,652)	(123,178,873)	(181,587,265)
Net increase (decrease) in net assets	(17,721,643)	(66,021,658)	(206,423,084)	21,587,401
NET ASSETS:
Beginning of year or period	438,635,509	504,657,167	3,473,321,129	3,451,733,728
End of year or period	$420,913,866	$438,635,509	$3,266,898,045	$3,473,321,129
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(139,828)	$(139,830)	$25,605,894	$(541,335)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$65,676,382	$125,405,123	$741,953	$3,115,702
Net realized gain (loss)	(29,299,287)	36,560,294	51,141,547	100,396,816
Net change in unrealized appreciation (depreciation)	(115,203,257)	38,246,665	(31,751,024)	(27,255,603)
Increase (decrease) in net assets resulting from operations	(78,826,162)	200,212,082	20,132,476	76,256,915
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,155,825)	(8,924,236)	(8,402)	—
Class I	(17,467,270)	(38,341,421)	(2,773,193)	(2,010,029)
Class R6	—	—	(35,887)	(14,076)
Class S	(37,540,507)	(85,370,560)	(236,012)	(160,821)
Class S2	(341,010)	(722,379)	—	—
Net realized gains:
Class ADV	—	—	(1,206,149)	(668,667)
Class I	—	—	(80,250,971)	(61,828,039)
Class R6	—	—	(1,038,514)	(433,121)
Class S	—	—	(15,732,018)	(13,406,040)
Total distributions	(59,504,612)	(133,358,596)	(101,281,146)	(78,520,793)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	77,934,363	125,803,650	27,113,204	109,590,170
Reinvestment of distributions	59,501,098	133,354,061	101,281,146	78,520,793
	137,435,461	259,157,711	128,394,350	188,110,963
Cost of shares redeemed	(272,700,757)	(682,116,403)	(116,930,813)	(143,931,177)
Net increase (decrease) in net assets resulting from capital share transactions	(135,265,296)	(422,958,692)	11,463,537	44,179,786
Net increase (decrease) in net assets	(273,596,070)	(356,105,206)	(69,685,133)	41,915,908
NET ASSETS:
Beginning of year or period	4,042,268,688	4,398,373,894	733,043,181	691,127,273
End of year or period	$3,768,672,618	$4,042,268,688	$663,358,048	$733,043,181
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$4,800,337	$(1,371,433)	$753,529	$3,065,070

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-18	16.69	0.18•	(0.31)	(0.13)	0.36	1.20	—	1.56	—	15.00	(0.88)	0.67	0.67	0.67	2.21	394,148	100
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
Class S
06-30-18	16.59	0.16•	(0.31)	(0.15)	0.31	1.20	—	1.51	—	14.93	(1.00)	0.92	0.92	0.92	1.95	3,127	100
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
Voya Global Equity Portfolio
Class ADV
06-30-18	11.02	0.13•	(0.33)	(0.20)	0.17	—	—	0.17	—	10.65	(1.84)(a)	1.12	1.11	1.11	2.46	17,970	108
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
Class I
06-30-18	11.13	0.16•	(0.33)	(0.17)	0.23	—	—	0.23	—	10.73	(1.57)(a)	0.62	0.61	0.61	2.96	150,095	108
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-18	11.12	0.15•	(0.34)	(0.19)	0.20	—	—	0.20	—	10.73	(1.75)(a)	0.87	0.86	0.86	2.70	436,698	108
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
Class S2
06-30-18	10.95	0.13•	(0.33)	(0.20)	0.18	—	—	0.18	—	10.57	(1.84)(a)	1.02	1.01	1.01	2.48	352	108
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-18	10.96	0.13•	(0.33)	(0.20)	0.16	—	—	0.16	—	10.60	(1.90)(a)	1.37	1.21	1.21	2.35	36,325	108
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.65	0.39	0.34	0.34	1.28	420,868	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
Class S
06-30-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
12-31-16	1.00	0.00*	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
Voya Growth and Income Portfolio
Class ADV
06-30-18	28.94	0.18•	0.06	0.24	—	1.03	—	1.03	—	28.15	0.81	1.13	1.03	1.03	1.28	941,981	41
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
Class I
06-30-18	29.37	0.25•	0.06	0.31	—	1.03	—	1.03	—	28.65	1.04	0.63	0.58	0.58	1.73	1,803,710	41
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
Class S
06-30-18	28.97	0.21•	0.06	0.27	—	1.03	—	1.03	—	28.21	0.92	0.88	0.83	0.83	1.48	520,780	41
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-18	28.65	0.19•	0.05	0.24	—	1.03	—	1.03	—	27.86	0.82	1.03	0.98	0.98	1.33	426	41
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
Voya Intermediate Bond Portfolio
Class ADV
06-30-18	12.73	0.19•	(0.46)	(0.27)	0.17	—	—	0.17	—	12.29	(2.12)	1.03	1.03	1.03	3.10	291,318	93
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
Class I
06-30-18	12.86	0.22•	(0.46)	(0.24)	0.20	—	—	0.20	—	12.42	(1.84)	0.53	0.53	0.53	3.60	1,044,117	93
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
Class S
06-30-18	12.78	0.21•	(0.46)	(0.25)	0.19	—	—	0.19	—	12.34	(1.98)	0.78	0.78	0.78	3.35	2,410,628	93
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
Class S2
06-30-18	12.73	0.20•	(0.46)	(0.26)	0.18	—	—	0.18	—	12.29	(2.07)	0.93	0.93	0.93	3.20	22,609	93
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
Voya Small Company Portfolio
Class ADV
06-30-18	20.95	(0.03)	0.62	0.59	0.02	3.27	—	3.29	—	18.25	2.89	1.39	1.39	1.39	(0.23)	7,993	38
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio (continued)
Class I
06-30-18	22.01	0.04	0.63	0.67	0.11	3.27	—	3.38	—	19.30	3.13	0.89	0.89	0.89	0.25	542,587	38
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
Class R6
06-30-18	22.01	0.03•	0.65	0.68	0.11	3.27	—	3.38	—	19.31	3.17	0.89	0.89	0.89	0.27	7,383	38
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) -
12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-18	21.46	0.00*	0.63	0.63	0.05	3.27	—	3.32	—	18.77	2.99	1.14	1.14	1.14	0.01	105,395	38
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the period ended June 30, 2018, Global Equity’s total return would have been (1.95)%, (1.68)%, (1.86)%, (1.95)% and (2.01)% for Class ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2018, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $147,794 and $7,106,743, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and forward premium swaptions were they to be unwound as of June 30, 2018. At June 30, 2018, Intermediate Bond had received $4,107,000 in cash collateral from counterparties for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2018, Balanced and Intermediate Bond had a liability position of  $28,183 and $1,310,907, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2018, these Portfolios could have been required to pay these amounts in cash to their counterparties. The Portfolios did not pledge any cash collateral for OTC derivatives as of June 30, 2018.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2018, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$617,587	$3,136,961
Intermediate Bond	20,560,369	107,213,121
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Global Equity entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$49,074,408	$12,978,716
Global Equity	26,567,800	—
Intermediate Bond	728,128,874	431,765,246
Please refer to the tables following each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2018.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2018, Balanced and Intermediate Bond had purchased forward premium swaptions to manage duration and yield curve exposures. Please refer to the tables following the Portfolios of investments for open purchased forward premium swaptions at June 30, 2018.
Please refer to Note 11 for the volume of purchased option activity during the period ended June 30, 2018.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global Equity declares and pays dividends, if any, quarterly. Prior to May 1, 2018, Global Equity declared and paid dividends, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2018.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2018, Intermediate Bond had received $1,060,000 in cash collateral for open when-issued or delayed-delivery transactions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2018, Balanced and Intermediate Bond had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market. Please refer to the tables following the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2018. Balanced did not have any open credit default swaps at June 30, 2018.
For the period ended June 30, 2018, Balanced had an average notional amount of  $3,405,176 on credit default swaps to buy protection and an average notional amount of $4,954,000 on credit default swaps to sell protection. For the period ended June 30, 2018, Intermediate Bond had an average notional amount of  $115,278,001 on credit default swaps to buy protection and an average notional amount of $148,890,000 on credit default swaps to sell protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2018, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $7,500,000 and $532,351,333, respectively.
For the period ended June 30, 2018, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $13,999,000 and $629,325,667, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2018.
At June 30, 2018, Balanced and Intermediate Bond had pledged $242,000 and $4,566,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$232,952,671	$243,732,835
Global Equity	706,262,250	720,941,946
Growth and Income	1,371,155,508	1,541,515,483
Intermediate Bond	642,199,211	635,408,113
Small Company	262,130,969	347,866,187
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$160,544,228	$157,672,499
Intermediate Bond	3,212,924,212	3,138,625,381
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global Equity	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion;
0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2018, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2018, amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
Government Money Market	$302,589	$—	$—	$302,589
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2018, Global Equity incurred $62,000 of costs associated with the transition to the Portfolio’s principal investment strategies, portfolio managers, dividend distribution frequency and expense limits. The Investment Adviser reimbursed the Portfolio for these costs.
For the period ended June 30, 2018, the Investment Adviser made a payment of  $730,351 to reimburse Global Equity for trading costs and other transition related costs associated with the changes to the Portfolio’s principal investment strategies. Of the $730,351 payment, $240,021 was recorded as Net Realized Gain (Loss) on Investments in the accompanying Statement of Operations, $271,165 was recorded as Net Realized Gain (Loss) on Futures in the accompanying Statement of Operations and $219,165 was recorded against the cost basis of the securities purchased.
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.86%
	Intermediate Bond	9.54
	Small Company	9.64
Voya Insurance and Annuity Company	Global Equity	66.57
	Growth and Income	41.28
	Intermediate Bond	60.53
	Small Company	13.36
Voya Retirement Insurance and Annuity Company	Balanced	88.01
	Global Equity	21.55
	Government Money Market	89.56
	Growth and Income	52.14
	Intermediate Bond	25.05
	Small Company	52.79
Voya Solution Moderately Aggressive Portfolio	Small Company	5.90
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
Effective January 1, 2018, S&P Opco, LLC receives an annual licensing fee from Balanced.
NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2018, the below Portfolio had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expense	Amount
Government Money Market	Custody	$19,083
	Postage	21,717
NOTE 9 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.43%	0.93%	0.93%	1.18%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2019, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global Equity(1)	1.10%	0.60%	0.85%	1.00%	1.20%

(1)
Prior to May 1, 2018, the side letter agreement expense limits were 1.11%, 0.61%, 0.86%, 1.01%, and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — EXPENSE LIMITATION
AGREEMENTS (continued)

Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 10 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2018 and Global Equity had an outstanding balance of  $817,000 at June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	1	$817,000	2.91%
Intermediate Bond	2	3,477,500	2.57
Small Company	7	29,038,857	2.70
NOTE 11 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased forward premium swaptions for Balanced during the period ended June 30, 2018 were as follows:
	USD Notional	Cost Payable
Balance at 12/31/2017	—	$—
Options Purchased	12,900,000	—
Balance at 6/30/2018	12,900,000	$—

Transactions in purchased forward premium swaptions for Intermediate Bond during the period ended June 30, 2018 were as follows:
	USD Notional	Cost Payable
Balance at 12/31/2017	—	$—
Options Purchased	528,060,000	—
Balance at 6/30/2018	528,060,000	$—

NOTE 12 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2018	166,849	—	2,512,798	(1,867,535)	812,112	2,746,118	—	38,219,666	(30,133,866)	10,831,918
12/31/2017	353,588	—	703,828	(3,536,426)	(2,479,010)	5,551,153	—	10,867,103	(55,854,629)	(39,436,373)
Class S
6/30/2018	713	—	19,105	(25,002)	(5,184)	11,612	—	289,442	(409,872)	(108,818)
12/31/2017	37,660	—	5,694	(80,542)	(37,188)	592,920	—	87,514	(1,272,469)	(592,035)
Global Equity
Class ADV
6/30/2018	28,146	—	26,563	(146,453)	(91,744)	302,904	—	289,533	(1,618,550)	(1,026,113)
12/31/2017	29,397	—	37,245	(468,169)	(401,527)	297,921	—	370,586	(4,706,714)	(4,038,207)
Class I
6/30/2018	102,099	—	294,638	(1,028,197)	(631,460)	1,141,357	—	3,232,174	(11,420,481)	(7,046,950)
12/31/2017	357,173	—	359,549	(2,472,669)	(1,755,947)	3,746,460	—	3,602,681	(25,164,373)	(17,815,232)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Equity (continued)
Class S
6/30/2018	73,103	—	742,516	(3,382,795)	(2,567,176)	822,917	—	8,152,829	(37,702,479)	(28,726,733)
12/31/2017	199,757	—	1,025,192	(10,754,683)	(9,529,734)	2,061,825	—	10,272,423	(109,818,624)	(97,484,376)
Class S2
6/30/2018	2,205	—	545	(7,968)	(5,218)	24,110	—	5,900	(86,515)	(56,505)
12/31/2017	13,872	—	820	(6,846)	7,846	138,857	—	8,101	(71,875)	75,083
Class T
6/30/2018	87,208	—	49,586	(318,314)	(181,520)	987,623	—	538,008	(3,479,591)	(1,953,960)
12/31/2017	574,000	—	72,785	(1,593,219)	(946,434)	5,787,979	—	720,568	(16,396,513)	(9,887,966)
Government Money Market
Class I
6/30/2018	42,137,468	—	2,773,111	(62,634,884)	(17,724,305)	42,137,470	—	2,773,109	(62,634,884)	(17,724,305)
12/31/2017	62,019,236	—	2,783,547	(130,786,097)	(65,983,314)	62,019,235	—	2,783,547	(130,786,097)	(65,983,315)
Class S
6/30/2018	2,250	—	264	(396)	2,118	2,250	—	264	(395)	2,119
12/31/2017	2,779	—	217	(41,333)	(38,337)	2,779	—	217	(41,333)	(38,337)
Growth and Income
Class ADV
6/30/2018	25,365	—	1,199,061	(2,660,193)	(1,435,767)	737,044	—	33,789,533	(77,049,176)	(42,522,599)
12/31/2017	481,140	—	4,332,463	(8,613,013)	(3,799,410)	14,112,733	—	126,119,965	(259,034,403)	(118,801,705)
Class I
6/30/2018	147,965	—	2,217,563	(4,323,478)	(1,957,950)	4,292,915	—	63,533,168	(126,781,492)	(58,955,409)
12/31/2017	228,779	—	8,130,779	(7,269,067)	1,090,491	6,919,575	—	240,153,222	(221,389,322)	25,683,475
Class S
6/30/2018	48,503	—	659,934	(1,443,933)	(735,496)	1,403,983	—	18,623,347	(41,753,913)	(21,726,583)
12/31/2017	122,006	—	2,424,491	(5,427,934)	(2,881,437)	3,672,422	—	70,631,484	(162,795,310)	(88,491,404)
Class S2
6/30/2018	415	—	542	(51)	906	12,084	—	15,110	(1,476)	25,718
12/31/2017	1,188	—	1,791	(2,165)	814	35,185	—	51,608	(64,424)	22,369
Intermediate Bond
Class ADV
6/30/2018	526,066	—	334,923	(1,618,101)	(757,112)	6,607,475	—	4,155,826	(20,080,577)	(9,317,276)
12/31/2017	1,674,254	—	702,761	(2,769,383)	(392,368)	21,223,587	—	8,924,427	(35,130,726)	(4,982,712)
Class I
6/30/2018	2,610,811	—	1,392,310	(6,840,528)	(2,837,407)	32,792,249	—	17,463,754	(85,895,646)	(35,639,643)
12/31/2017	4,701,599	—	2,987,122	(13,551,357)	(5,862,636)	60,254,318	—	38,334,258	(173,617,322)	(75,028,746)
Class S
6/30/2018	2,882,634	—	3,013,224	(13,022,829)	(7,126,971)	36,545,803	—	37,540,507	(162,208,803)	(88,122,493)
12/31/2017	3,026,066	—	6,697,190	(36,721,454)	(26,998,198)	38,383,965	—	85,372,981	(467,195,239)	(343,438,293)
Class S2
6/30/2018	159,717	—	27,476	(362,767)	(175,574)	1,988,836	—	341,011	(4,515,731)	(2,185,884)
12/31/2017	467,281	—	56,884	(487,591)	36,574	5,941,780	—	722,395	(6,173,116)	491,059
Small Company
Class ADV
6/30/2018	39,459	—	66,733	(41,381)	64,811	800,510	—	1,214,551	(851,730)	1,163,331
12/31/2017	138,528	—	34,027	(104,357)	68,198	2,828,764	—	668,667	(2,179,147)	1,318,284
Class I
6/30/2018	1,069,101	—	4,317,429	(4,865,568)	520,962	22,345,903	—	83,024,164	(103,493,720)	1,876,347
12/31/2017	4,271,152	—	3,103,347	(4,422,213)	2,952,286	94,005,567	—	63,838,068	(94,507,724)	63,335,911
Class R6
6/30/2018	61,477	—	55,842	(19,884)	97,435	1,314,409	—	1,074,401	(437,658)	1,951,152
12/31/2017	213,873	—	21,729	(72,342)	163,260	4,622,329	—	447,197	(1,549,998)	3,519,528
Class S
6/30/2018	133,340	—	853,449	(578,815)	407,974	2,652,382	—	15,968,030	(12,147,705)	6,472,707
12/31/2017	376,316	—	675,283	(2,170,701)	(1,119,102)	8,133,510	—	13,566,861	(45,694,308)	(23,993,937)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$42,986	$(42,986)	$—
Barclays Capital Inc.	40,870	(40,870)	—
Goldman, Sachs & Co. LLC	126,417	(126,417)	—
MUFG Securities Americas Inc.	38,034	(38,034)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,293,997	(1,293,997)	—
Morgan Stanley & Co. LLC	898,839	(898,839)	—
Scotia Capital (USA) INC	9,593	(9,593)	—
Societe Generale	190,770	(190,770)	—
UBS Securities LLC.	9,697	(9,697)	—
Credit Suisse AG	103,237	(103,237)	—
Cantor Fitzgerald & Co	106,765	(106,765)	—
Credit Suisse Securities (USA) LLC	199,753	(199,753)	—
Goldman, Sachs & Co. LLC	103,320	(103,320)	—
J.P. Morgan Securities LLC	19,911	(19,911)	—
Janney Montgomery Scott LLC	38,263	(38,263)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	130,509	(130,509)	—
RBC Dominion Securities Inc	37,218	(37,218)	—
SG Americas Securities, LLC	140,042	(140,042)	—
UBS Securities LLC.	94,361	(94,361)	—
Wells Fargo Securities LLC	92,072	(92,072)	—
J.P. Morgan Securities LLC	1,256,623	(1,256,623)	—
Credit Suisse Securities (Europe) Limited	26,006	(26,006)	—
Credit Suisse Securities (USA) LLC	21	(21)	—
Goldman, Sachs & Co. LLC	9,165	(9,165)	—
Societe Generale	366,479	(366,479)	—
Credit Suisse Securities (USA) LLC	68,932	(68,932)	—
Total	$5,443,880	$(5,443,880)	$—

(1)
Collateral with a fair value of  $5,640,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cowen Excecution Serices LLC	$3,304,270	$(3,304,270)	$—
Citigroup Global Markets Limited	3,081,901	(3,081,901)	—
Merrill Lynch International	1,517,882	(1,517,882)	—
Nomura Securities International, Inc.	4,209,017	(4,209,017)	—
Scotia Capital (USA) INC	119,332	(119,332)	—
Total	$12,232,402	$(12,232,402)	$—

(1)
Collateral with a fair value of  $15,198,305 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$8,758,302	$(8,758,302)	$—
Goldman, Sachs & Co. LLC	9,298,718	(9,298,718)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — SECURITIES LENDING (continued)

Growth and Income (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Industrial And Commercial Bank Of China	765,306	(765,306)	—
J.P. Morgan Securities LLC	32,235,939	(32,235,939)	—
Total	$51,058,265	$(51,058,265)	$—

(1)
Collateral with a fair value of  $52,489,046 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp Total	$97,696	$(97,696)	$—
Barclays Capital Inc. Total	5,249,223	(5,249,223)	—
Goldman, Sachs & Co. LLC Total	5,835,262	(5,835,262)	—
MUFG Securities Americas Inc. Total	1,892,794	(1,892,794)	—
Merrill Lynch, Pierce, Fenner & Smith Inc. Total	34,574,687	(34,574,687)	—
Morgan Stanley & Co. LLC Total	52,354,614	(52,354,614)	—
Total	$100,004,276	$(100,004,276)	$—

(1)
Collateral with a fair value of  $102,240,974 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,117	$(1,117)	$—
Credit Suisse AG	6,240,884	(6,240,884)	—
Citadel Clearing LLC	1,392,845	(1,392,845)	—
Citigroup Global Markets Inc.	1,937,449	(1,937,449)	—
Deutsche Bank Securities Inc.	4,034,732	(4,034,732)	—
Goldman, Sachs & Co. LLC	3,638,249	(3,638,249)	—
Industrial And Commercial Bank Of China	4,842	(4,842)	—
J.P. Morgan Securities LLC	1,103,251	(1,103,251)	—
MUFG Securities Americas Inc.	221,184	(221,184)	—
Mizuho Securities USA LLC.	170,159	(170,159)	—
Morgan Stanley & Co. LLC	2,139,731	(2,139,731)	—
National Bank of Canada Financial Inc	701,547	(701,547)	—
National Financial Services LLC	423,300	(423,300)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	801,143	(801,143)	—
Nomura Securities International, Inc.	578	(578)	—
RBC Dominion Securities Inc	1,798,034	(1,798,034)	—
SG Americas Securities, LLC	871,930	(871,930)	—
Scotia Capital (USA) INC	794,724	(794,724)	—
TD Prime Services LLC	882,687	(882,687)	—
UBS AG	3,858,270	(3,858,270)	—
Wells Fargo Securities LLC	7,700	(7,700)	—
Total	$31,024,356	$(31,024,356)	$—

(1)
Collateral with a fair value of  $31,814,506 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$17,574,925	$20,934,183	$10,954,617	$—
Global Equity	12,218,444	—	14,974,359	—
Government Money Market	2,773,373	—	2,783,768	—
Growth and Income	33,312,064	82,709,322	139,807,817	297,433,409
Intermediate Bond	59,504,612	—	133,358,596	—
Small Company	17,759,580	83,521,566	9,980,023	68,540,770

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Balanced	$17,978,572	$20,943,993	$—	$—	$31,806,103	$—	—
Global Equity	12,209,078	—	—	—	116,250,803	(6,695,973)	2018
						(60,150,156)	None
						$(66,846,129)*
Government Money Market	3,212	—	—	—	—	—	—
Growth and Income	33,172,457	82,706,960	—	—	703,747,125	—	—
Intermediate Bond	—	—	(554,617)	(4,181,821)	36,216,520	—	—
Small Company	17,757,318	83,519,576	—	—	93,443,368	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2013.
NOTE 15 — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2018, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	$0.0014	August 1, 2018	Daily
Class S	$0.0012	August 1, 2018	Daily
Intermediate Bond
Class ADV	$0.0289	August 1, 2018	Daily
	Per Share Amount	Payable Date	Record Date
Class I	$0.0345	August 1, 2018	Daily
Class S	$0.0317	August 1, 2018	Daily
Class S2	$0.0299	August 1, 2018	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Common Stock	43.4%
Exchange-Traded Funds	19.8%
Mutual Funds	8.8%
Corporate Bonds/Notes	7.7%
U.S. Government Agency Obligations	4.7%
U.S. Treasury Obligations	3.6%
Collateralized Mortgage Obligations	3.5%
Asset-Backed Securities	2.8%
Commercial Mortgage-Backed Securities	1.3%
Foreign Government Bonds	0.8%
Preferred Stock	0.1%
Rights	0.0%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 43.4%
		Consumer Discretionary: 4.3%
888 (1)		Amazon.com, Inc.	$1,509,423	0.4
40,920		Comcast Corp. - Class A	1,342,585	0.3
9,873		Home Depot, Inc.	1,926,222	0.5
434,166	(2)(3)	Other Securities	12,281,240	3.1
			17,059,470	4.3
		Consumer Staples: 3.2%
13,687		PepsiCo, Inc.	1,490,104	0.4
14,937		Philip Morris International, Inc.	1,206,013	0.3
21,837		Procter & Gamble Co.	1,704,596	0.4
15,390		Walmart, Inc.	1,318,154	0.3
180,500 (4)		WH Group Ltd.	146,058	0.0
193,709	(2)(3)	Other Securities	6,928,403	1.8
			12,793,328	3.2
		Energy: 2.6%
12,969		Anadarko Petroleum Corp.	949,979	0.2
14,868		Chevron Corp.	1,879,761	0.5
17,361		Royal Dutch Shell PLC - Class A ADR	1,201,902	0.3
9,006		Valero Energy Corp.	998,135	0.3
171,565	(2)(3)	Other Securities	5,170,841	1.3
			10,200,618	2.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 6.8%
69,545		Bank of America Corp.	$1,960,474	0.5
19,899		JPMorgan Chase & Co.	2,073,476	0.5
20,238		Morgan Stanley	959,281	0.3
5,125		S&P Global, Inc.	1,044,936	0.3
1,315,999	(2)(3)	Other Securities	20,818,491	5.2
			26,856,658	6.8
		Health Care: 5.7%
6,507		Amgen, Inc.	1,201,127	0.3
5,576		Cigna Corp.	947,641	0.2
12,985 (1)		Express Scripts Holding Co.	1,002,572	0.3
18,491		Johnson & Johnson	2,243,698	0.6
16,596		Merck & Co., Inc.	1,007,377	0.3
48,797		Pfizer, Inc.	1,770,355	0.4
7,633		UnitedHealth Group, Inc.	1,872,680	0.5
172,058	(2)(3)	Other Securities	12,376,390	3.1
			22,421,840	5.7
		Industrials: 5.3%
4,909		Boeing Co.	1,647,019	0.4
7,587		Honeywell International, Inc.	1,092,907	0.3
11,161		Ingersoll-Rand PLC - Class A	1,001,476	0.2
950,862 (3)		Other Securities	17,425,227	4.4
			21,166,629	5.3
		Information Technology: 9.8%
5,552 (1)		Adobe Systems, Inc.	1,353,633	0.3
2,216 (1)		Alphabet, Inc. - Class A	2,502,285	0.6
21,133		Apple, Inc.	3,911,930	1.0
22,795 (1)		Cadence Design Systems, Inc.	987,251	0.3
41,116		Cisco Systems, Inc.	1,769,222	0.4
15,409 (1)		Facebook, Inc. - Class A	2,994,277	0.8
16,766 (1)		Fortinet, Inc.	1,046,701	0.3
45,286		Microsoft Corp.	4,465,652	1.1
8,161		Motorola Solutions, Inc.	949,696	0.2
30,387		Oracle Corp.	1,338,851	0.3
26,419		Teradyne, Inc.	1,005,771	0.3
12,224		Texas Instruments, Inc.	1,347,696	0.3
334,888 (3)		Other Securities	15,392,078	3.9
			39,065,043	9.8
		Materials: 1.9%
3,892 (4)		Covestro AG	345,935	0.1
257,848	(2)(3)	Other Securities	7,160,679	1.8
			7,506,614	1.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 1.7%
7,601		American Tower Corp.	$1,095,836	0.3
742,700	(2)(3)	Other Securities	5,585,749	1.4
			6,681,585	1.7
		Telecommunication Services: 0.6%
128,069		Other Securities	2,480,326	0.6
		Utilities: 1.5%
6,962		NextEra Energy, Inc.	1,162,863	0.3
244,726		Other Securities	4,938,447	1.2
			6,101,310	1.5
		Total Common Stock (Cost $161,554,219)	172,333,421	43.4
EXCHANGE-TRADED FUNDS: 19.8%
347,445		Invesco Senior Loan ETF	7,956,490	2.0
94,694		iShares 1-3 Year Treasury Bond ETF	7,894,639	2.0
18,607		iShares MSCI EAFE Index Fund	1,246,111	0.3
647,409 (5)		iShares MSCI Emerging Markets ETF	28,052,232	7.0
146,461		iShares Russell 1000 Value ETF	17,777,436	4.5
43,416		iShares S&P 500 Index Fund	11,854,739	3.0
50,277		SPDR Dow Jones International Real Estate ETF	1,967,842	0.5
25,501		Vanguard Real Estate Index ETF	2,077,056	0.5
		Total Exchange-Traded Funds (Cost $78,602,720)	78,826,545	19.8
MUTUAL FUNDS: 8.8%
		Affiliated Investment Companies: 7.4%
191,117		Voya Emerging Markets Local Currency Debt Fund - Class P	1,347,376	0.4
1,218,456		Voya Floating Rate Fund Class P	11,940,867	3.0
2,039,347		Voya High Yield Bond Fund - Class P	15,988,483	4.0
			29,276,726	7.4
		Unaffiliated Investment Companies : 1.4%
1,172,183		Credit Suisse Commodity Return Strategy Fund - Class I	5,837,469	1.4
		Total Mutual Funds (Cost $35,905,091)	35,114,195	8.8

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
20,113	Other Securities	$261,050	0.1
	Utilities: 0.0%
1,956 (3)	Other Securities	45,829	0.0
	Total Preferred Stock (Cost $381,964)	306,879	0.1
RIGHTS: 0.0%
	Financials: —%
130,246 (3)	Other Securities	—	—
	Energy: 0.0%
19,839 (3)	Other Securities	11,262	0.0
	Industrials: 0.0%
8,530 (3)	Other Securities	8,786	0.0
	Total Rights (Cost $20,486)	20,048	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
		Basic Materials: 0.2%
80,000 (4)		Georgia-Pacific LLC, 2.539%, 11/15/2019	79,501	0.0
605,000		Other Securities	596,882	0.2
			676,383	0.2
		Communications: 0.9%
113,000 (4)		AT&T, Inc., 4.300%, 02/15/2030	107,082	0.0
75,000 (4)		AT&T, Inc., 5.150%, 11/15/2046	70,859	0.0
130,000 (4)		AT&T, Inc., 5.150%, 02/15/2050	121,663	0.1
65,000 (4)		CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/2027	60,856	0.0
70,000 (4)		CommScope Technologies LLC, 5.000%, 03/15/2027	66,062	0.0
120,000 (4)		NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	121,500	0.0
65,000	(4)(5)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	60,125	0.0
45,000 (4)		Sirius XM Radio, Inc., 5.000%, 08/01/2027	42,188	0.0
200,000 (4)		Tencent Holdings Ltd., 2.985%, 01/19/2023	194,518	0.1
180,000 (4)		Verizon Communications, Inc., 4.329%, 09/21/2028	178,758	0.0
2,670,000 (2)		Other Securities	2,580,871	0.7
			3,604,482	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 0.8%
70,000 (4)	1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/2025	$66,584	0.0
90,000 (4)	BMW US Capital LLC, 3.450%, 04/12/2023	89,084	0.0
17,000 (4)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	16,818	0.0
60,000 (4)	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025	56,925	0.0
150,000 (4)	Daimler Finance North America LLC, 2.300%, 02/12/2021	145,749	0.1
45,000 (4)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	45,787	0.0
65,000 (4)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	64,188	0.0
100,000 (4)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	96,059	0.0
65,000 (4)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	63,275	0.0
65,000 (4)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	64,025	0.0
150,000 (4)	ZF North America Capital, Inc., 4.000%, 04/29/2020	151,145	0.1
2,340,290 (2)	Other Securities	2,268,730	0.6
		3,128,369	0.8
	Consumer, Non-cyclical: 1.0%
140,000	Amgen, Inc., 2.125%-3.200%, 05/01/ 2020-11/02/2027	134,043	0.0
80,000 (4)	BAT Capital Corp., 3.222%, 08/15/2024	75,850	0.0
90,000 (4)	BAT International Finance PLC, 2.750%, 06/15/2020	89,057	0.1
70,000 (4)	Brink’s Co/The, 4.625%, 10/15/2027	64,925	0.0
65,000 (4)	JBS USA LUX SA/JBS USA Finance, Inc., 5.750%, 06/15/2025	60,775	0.0
70,000 (4)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	70,338	0.0
51,000 (4)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	51,319	0.0
90,000 (4)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	91,832	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
37,000		Philip Morris International, Inc., 4.250%, 11/10/2044	$35,109	0.0
70,000 (4)		Post Holdings, Inc., 5.000%, 08/15/2026	65,450	0.0
67,000 (4)		Wm Wrigley Jr Co., 2.400%, 10/21/2018	66,956	0.0
3,388,000 (2)		Other Securities	3,325,537	0.9
			4,131,191	1.0
		Energy: 1.0%
40,000 (4)		Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	40,100	0.0
50,000	(4)(5)	Jonah Energy LLC/Jonah Energy Finance Corp., 7.250%, 10/15/2025	40,625	0.0
200,000 (4)		KazMunayGas National Co. JSC, 4.750%, 04/24/2025	200,550	0.1
200,000 (4)		Petroleos del Peru SA, 4.750%, 06/19/2032	191,900	0.0
65,000 (4)		Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	64,350	0.0
3,588,000		Other Securities	3,517,969	0.9
			4,055,494	1.0
		Financial: 2.3%
200,000 (4)		BNP Paribas SA, 3.500%, 03/01/2023	195,084	0.1
200,000	(4)(6)	BNP Paribas SA, 4.375%, 03/01/2033	187,816	0.0
338,000 (6)		Citigroup, Inc., 2.876%-5.500%, 07/24/2023-07/25/2028	332,254	0.1
250,000 (4)		Credit Agricole SA/London, 2.375%, 07/01/2021	241,909	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	76,713	0.0
65,000 (4)		ESH Hospitality, Inc., 5.250%, 05/01/2025	62,887	0.0
90,000 (4)		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	89,346	0.0
81,000 (4)		Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	79,108	0.0
200,000 (4)		ING Bank NV, 2.000%, 11/26/2018	199,486	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
181,000 (4)		International Lease Finance Corp., 7.125%, 09/01/2018	$182,188	0.0
534,000 (6)		JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	512,656	0.1
180,000	(4)(6)	Macquarie Group Ltd, 3.189%, 11/28/2023	172,036	0.0
200,000 (4)		Mizuho Financial Group, Inc., 2.632%, 04/12/2021	195,341	0.0
314,000 (6)		Morgan Stanley, 2.750%-4.457%, 05/19/2022-04/22/2039	306,799	0.1
200,000 (4)		Nationwide Building Society, 2.350%, 01/21/2020	197,445	0.1
110,000 (4)		New York Life Global Funding, 3.000%, 01/10/2028	103,265	0.0
70,000 (4)		Quicken Loans, Inc., 5.250%, 01/15/2028	64,824	0.0
200,000 (4)		Societe Generale SA, 2.625%, 09/16/2020	196,815	0.1
400,000	(4)(6)	Standard Chartered PLC, 3.885%, 03/15/2024	393,048	0.1
110,000 (4)		Suncorp-Metway Ltd, 2.375%, 11/09/2020	107,405	0.0
200,000 (4)		UBS AG/London, 2.450%, 12/01/2020	195,753	0.1
5,209,000		Other Securities	5,147,548	1.3
			9,239,726	2.3
		Industrial: 0.3%
70,000 (4)		Novelis Corp., 5.875%, 09/30/2026	67,200	0.0
25,000 (4)		Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	25,375	0.0
70,000 (4)		Standard Industries, Inc./NJ, 5.000%, 02/15/2027	65,450	0.0
1,208,000		Other Securities	1,178,062	0.3
			1,336,087	0.3
		Technology: 0.5%
628,000		Apple, Inc., 2.000%-3.750%, 11/13/2020-11/13/2047	601,399	0.2
49,000 (4)		Dell International LLC/EMC Corp., 4.420%, 06/15/2021	49,729	0.0
182,000 (4)		Dell International LLC/EMC Corp., 5.450%, 06/15/2023	190,542	0.1
90,000 (4)		Dell International LLC/EMC Corp., 6.020%, 06/15/2026	94,760	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
60,000 (4)	First Data Corp., 5.750%, 01/15/2024	$60,186	0.0
898,000	Other Securities	884,271	0.2
		1,880,887	0.5
	Utilities: 0.7%
75,000 (4)	American Transmission Systems, Inc., 5.000%, 09/01/2044	82,531	0.0
70,000 (4)	Calpine Corp., 5.250%, 06/01/2026	66,238	0.0
39,000 (4)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	37,046	0.0
200,000 (4)	Enel Finance International NV, 3.500%, 04/06/2028	180,004	0.1
97,000 (4)	Jersey Central Power & Light Co., 4.300%, 01/15/ 2026	98,265	0.0
2,173,000 (2)	Other Securities	2,132,077	0.6
		2,596,161	0.7
	Total Corporate Bonds/Notes (Cost $31,541,196)	30,648,780	7.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
90,601	Alternative Loan Trust 2004-J7 MI, 3.111%, (US0001M + 1.020%), 10/25/2034	81,893	0.0
96,586	Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	86,147	0.0
77,522	Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	75,133	0.0
154,431	Alternative Loan Trust 2005-J2 1A12, 2.491%, (US0001M + 0.400%), 04/25/2035	136,740	0.1
143,250	Alternative Loan Trust 2006-19CB A12, 2.491%, (US0001M + 0.400%), 08/25/2036	104,681	0.0
115,021	Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	107,853	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
38,840		Alternative Loan Trust 2007-23CB A3, 2.591%, (US0001M + 0.500%), 09/25/2037	$26,757	0.0
189,979		Alternative Loan Trust 2007-2CB 2A1, 2.691%, (US0001M + 0.600%), 03/25/2037	132,758	0.1
97,065		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.281%, (US0001M + 0.190%), 01/25/2037	92,089	0.0
16,725 (4)		Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	16,962	0.0
142,145 (6)		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.901%, 03/25/2036	133,457	0.1
77,041 (6)		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	74,631	0.0
100,000	(4)(6)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	99,308	0.0
200,000	(4)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	200,466	0.1
53,376		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	46,501	0.0
968,180		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	993,978	0.2
364,269		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	392,403	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	272,824	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.091%, (US0001M + 3.000%), 10/25/2029	212,989	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	254,608	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	102,174	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	$204,183	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	201,518	0.0
130,831		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	140,133	0.0
393,982		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	408,234	0.1
362,965 (6)		Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	383,236	0.1
216,745		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	231,605	0.1
324,963		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	350,714	0.1
221,569		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	222,463	0.1
70,068		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.391%, (US0001M + 0.300%), 12/25/2036	44,064	0.0
70,068 (7)		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.609%, (-1.000*US0001M + 6.700%), 12/25/2036	16,071	0.0
99,314	(4)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.062%, 03/25/2048	98,628	0.0
99,314	(4)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/2048	96,531	0.0
853,637		Freddie Mac 326 350, 3.500%, 03/15/2044	851,338	0.2
216,441		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	252,219	0.1
137,310		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	148,441	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
167,186		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	$184,249	0.1
101,328		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	109,318	0.0
27,742		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	30,059	0.0
75,670		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	80,432	0.0
239,119		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	259,335	0.1
94,365		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	102,802	0.0
84,267	(6)(7)	Freddie Mac REMIC Trust 3524 LA, 5.368%, 03/15/2033	88,968	0.0
92,020		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	99,520	0.0
77,322		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	81,844	0.0
20,289		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	21,293	0.0
325,079		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	316,858	0.1
475,658		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	493,624	0.1
475,658		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	494,767	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	118,619	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	361,193	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	204,709	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	$99,807	0.0
80,770		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	85,159	0.0
337,296		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	347,571	0.1
37,581		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	40,922	0.0
81,806		HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	78,733	0.0
54,024		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	50,366	0.0
196,103	(4)(6)	JP Morgan Mortgage Trust 2017-3 B1, 3.869%, 08/25/2047	193,944	0.1
99,044	(4)(6)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	93,469	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	33,698	0.0
59,732		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	53,011	0.0
92,831	(4)(6)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	93,701	0.0
99,386	(4)(6)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	102,959	0.1
200,000	(4)(6)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	199,588	0.1
119,906		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.601%, (US0001M + 0.510%), 08/25/2045	119,037	0.0
60,845		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	61,094	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
227,599		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	$173,504	0.1
33,247		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	27,886	0.0
1,595,039		Other Securities	1,470,691	0.4
		Total Collateralized Mortgage Obligations (Cost $13,685,352)	13,666,460	3.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
3,000,000	(6)(7)	BANK 2017-BNK8 XB, 0.223%, 11/15/2050	45,107	0.0
2,180,000	(4)(6)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	87,743	0.0
210,000	(4)(6)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.860%, 11/11/2041	214,154	0.0
260,000	(4)(6)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	268,123	0.1
32,552 (4)		Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	32,514	0.0
825,463	(6)(7)	CD 2017-CD4 Mortgage Trust XA, 1.478%, 05/10/2050	69,503	0.0
5,450,845	(6)(7)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.929%, 12/10/2054	282,903	0.1
100,000 (6)		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.258%, 11/10/2046	103,972	0.1
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	66,528	0.0
987,537	(6)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.159%, 07/10/2049	114,207	0.1
1,335,467	(6)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.271%, 10/12/2050	99,073	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
80,000 (6)		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	$78,025	0.0
996,876	(6)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.073%, 09/15/2050	66,859	0.0
1,480,000	(6)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.604%, 06/10/2051	78,772	0.0
864,822	(6)(7)	COMM 2012-CR4 XA, 1.944%, 10/15/2045	53,176	0.0
2,380,000	(4)(6)(7)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	59,173	0.0
4,227,580	(6)(7)	COMM 2013-CCRE13 XA, 1.050%, 11/10/2046	127,303	0.1
1,932,973	(6)(7)	COMM 2014-UBS3 XA, 1.448%, 06/10/2047	93,587	0.0
1,605,486	(6)(7)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	61,778	0.0
757,709	(6)(7)	COMM 2017-COR2 XA, 1.334%, 09/10/2050	64,529	0.0
50,000	(4)(6)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.493%, 05/15/2036	50,721	0.0
110,000	(4)(6)	DBUBS 2011-LC1A E, 5.884%, 11/10/2046	113,334	0.1
100,000	(4)(6)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	103,145	0.0
130,000	(4)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	110,422	0.0
110,000	(4)(6)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	92,558	0.0
915,122	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.341%, 04/25/2021	25,235	0.0
682,678	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.553%, 05/25/2022	30,705	0.0
712,742	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/2018	2,356	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
618,583	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.644%, 12/25/2018	$2,016	0.0
958,860	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.631%, 03/25/2019	6,447	0.0
934,326	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.800%, 07/25/2019	9,953	0.0
1,115,270	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.448%, 11/25/2019	14,070	0.0
110,000	(4)(6)	FREMF Mortgage Trust 2012-K706 B, 4.169%, 11/25/2044	110,059	0.1
20,950,179	(4)(7)	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/2045	18,124	0.0
100,000	(4)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.355%, 12/10/2043	101,824	0.1
100,000	(4)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	90,441	0.0
1,406,485	(6)(7)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	71,217	0.0
2,386,492	(6)(7)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.831%, 08/10/2046	66,324	0.0
1,218,385	(6)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.160%, 06/10/2047	51,347	0.0
1,934,829	(6)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.714%, 11/10/2049	66,093	0.0
6,394	(4)(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.955%, 05/15/2041	6,386	0.0
1,050,000	(4)(6)(7)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	14,524	0.0
2,295,060	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.673%, 07/15/2045	47,413	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
50,000 (6)		JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.044%, 01/15/2047	$51,106	0.1
928,820	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.289%, 04/15/2047	20,017	0.0
959,153	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.262%, 01/15/2048	41,678	0.0
5,890	(4)(6)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.854%, 02/15/2040	5,874	0.0
540,360	(4)(6)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.899%, 11/15/2038	1,431	0.0
2,401,657	(6)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.261%, 12/15/2047	102,329	0.0
100,000	(4)(6)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	103,253	0.1
80,000 (4)		Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.923%, (US0001M + 0.850%), 11/15/2034	79,951	0.0
28,115 (4)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	27,736	0.0
100,000 (4)		TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 3.973%, (US0001M + 1.900%), 02/15/2035	100,001	0.0
969,836	(6)(7)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.144%, 07/15/2048	113,000	0.1
1,321,162	(6)(7)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.704%, 01/15/2059	101,867	0.0
1,723,766	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.721%, 12/15/2045	96,059	0.0
1,720,943	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	104,103	0.0
1,819,549	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	86,166	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,443,362	(6)(7)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.006%, 09/15/2046	$42,311	0.0
721,385		Other Securities	703,722	0.2
		Total Commercial Mortgage-Backed Securities (Cost $5,168,267)	5,052,347	1.3
FOREIGN GOVERNMENT BONDS: 0.8%
100,000 (4)		Dominican Republic International Bond, 5.500%, 01/27/2025	99,574	0.0
PEN 250,000 (4)		Peru Government Bond, 6.150%, 08/12/2032	78,280	0.0
200,000 (4)		Saudi Government International Bond, 4.000%, 04/17/2025	199,306	0.1
839,618,539		Other Securities	2,955,534	0.7
		Total Foreign Government Bonds (Cost $3,483,764)	3,332,694	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS(8): 4.7%
		Federal Home Loan Mortgage Corporation: 2.9%(8)
3,825,000 (9)		3.500%, 07/01/2045	3,803,975	0.9
4,986,000 (9)		4.000%, 07/01/2048	5,083,188	1.3
1,001,000 (9)		4.500%, 07/01/2048	1,041,775	0.3
1,555,490 (9)		2.500%-6.500%, 05/01/2030-09/01/2045	1,601,770	0.4
			11,530,708	2.9
		Federal National Mortgage Association: 1.5%(8)
1,064,700 (9)		3.000%, 07/01/2048	1,031,178	0.3
4,795,300 (9)		2.500%-7.500%, 06/01/2029-08/01/2056	4,924,529	1.2
			5,955,707	1.5
		Government National Mortgage Association: 0.3%
1,231,377 (6)		4.000%-5.310%, 11/20/2040-10/20/2060	1,276,843	0.3
		Total U.S. Government Agency Obligations (Cost $18,867,784)	18,763,258	4.7
U.S. TREASURY OBLIGATIONS: 3.6%
		U.S. Treasury Bonds: 0.6%
2,289,000 (5)		3.000%, 02/15/2048	2,294,812	0.6
		U.S. Treasury Notes: 3.0%
3,629,000		2.500%, 06/30/2020	3,627,086	0.9
2,228,000		2.625%, 06/15/2021	2,228,305	0.6
Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes (continued)
3,327,000		2.625%, 06/30/2023	$3,310,170	0.8
1,902,000		2.875%, 05/15/2028	1,905,232	0.5
821,000		1.250%-2.875%, 03/31/2019-05/31/2025	814,875	0.2
			11,885,668	3.0
		Total U.S. Treasury Obligations (Cost $14,137,376)	14,180,480	3.6
ASSET-BACKED SECURITIES: 2.8%
		Automobile Asset-Backed Securities: 0.1%
85,332 (4)		Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/2021	85,207	0.0
100,000 (4)		Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	99,701	0.1
30,000 (4)		SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,693	0.0
			214,601	0.1
		Home Equity Asset-Backed Securities: 0.1%
431,520		Other Securities	400,437	0.1
		Other Asset-Backed Securities: 2.5%
76,571	(4)(10)	AJAX Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	76,942	0.0
164,747	(4)(10)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	164,004	0.0
120,000 (4)		ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	120,194	0.0
250,000 (4)		ALM VIII Ltd. 2013-8A A1R, 3.838%, (US0003M + 1.490%), 10/15/2028	250,428	0.1
194,569 (11	(4)(6)(7) )(12)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	—	—
100,000 (4)		Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	100,119	0.0
100,000 (4)		Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	100,023	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
130,000 (4)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	$130,253	0.1
90,000 (4)	Apidos Clo XXV 2016-25A A1, 3.819%, (US0003M + 1.460%), 10/20/2028	90,087	0.0
300,000 (4)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	300,451	0.1
250,000 (4)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	250,141	0.1
250,000 (4)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	250,086	0.1
250,000 (4)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.559%, (US0003M + 1.200%), 01/20/2031	247,711	0.0
100,000 (4)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	100,123	0.0
250,000 (4)	BlueMountain CLO 2015-1A BR, 4.842%, (US0003M + 2.500%), 04/13/2027	251,236	0.1
80,000 (4)	Burnham Park Clo Ltd. 2016-1A A, 3.789%, (US0003M + 1.430%), 10/20/2029	80,154	0.0
250,000 (4)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	250,300	0.1
500,000 (4)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	500,593	0.1
220,000 (4)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.829%, (US0003M + 1.470%), 10/20/2028	220,101	0.1
100,000 (4)	Cent CLO 2014-22A A2AR, 4.313%, (US0003M + 1.950%), 11/07/2026	100,089	0.0
16,450	Chase Funding Trust Series 2003-5 2A2, 2.691%, (US0001M + 0.600%), 07/25/2033	16,005	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000 (4)		CIFC Funding 2014-4A C1R, 5.003%, (US0003M + 2.650%), 10/17/2026	$250,101	0.0
250,000 (4)		CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	250,421	0.1
250,000 (4)		Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	250,093	0.1
250,000 (4)		Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	250,195	0.0
250,000 (4)		Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	251,317	0.1
250,000 (4)		Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	249,341	0.1
99,500 (4)		Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	100,354	0.0
250,000 (4)		Gilbert Park CLO Ltd. 2017-1A A, 3.538%, (US0003M + 1.190%), 10/15/2030	250,316	0.1
52,538 (4)		HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	53,501	0.0
250,000 (4)		LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	251,147	0.1
200,000	(4)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,389	0.0
95,253 (4)		Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	95,632	0.0
100,000 (4)		Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	99,966	0.0
250,000 (4)		Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	250,659	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (4)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	$251,044	0.1
130,000 (4)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	130,669	0.0
140,000 (4)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	140,130	0.1
250,000 (4)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	251,316	0.1
250,000 (4)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	250,786	0.0
300,000 (4)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,506	0.1
200,000 (4)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	200,034	0.1
100,000 (4)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	99,772	0.0
125,798 (4)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	125,766	0.0
170,000 (4)	Symphony CLO Ltd. 2012-9A AR, 3.798%, (US0003M + 1.450%), 10/16/2028	170,279	0.1
100,000 (4)	Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	100,261	0.0
98,500 (4)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	98,802	0.0
24,625 (4)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	25,012	0.0
250,000 (4)	Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	250,087	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000 (4)		THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	$250,790	0.1
250,000 (4)		THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	250,286	0.1
210,000 (4)		Wind River CLO Ltd. 2016-2A A, 3.858%, (US0003M + 1.500%), 11/01/2028	210,248	0.0
250,000 (4)		Tiaa Clo III Ltd 2017-2A A, 3.498%, (US0003M + 1.150%), 01/16/2031	249,624	0.1
200,000	(4)(6)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	185,939	0.0
99,500 (4)		Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	96,890	0.0
			10,033,713	2.5
		Student Loan Asset-Backed Securities: 0.1%
23,123 (4)		DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	23,067	0.0
52,497 (4)		DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	52,451	0.0
54,909 (4)		Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	52,261	0.0
100,000 (4)		SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	93,946	0.0
36,418 (4)		SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	35,791	0.0
100,000	(4)(6)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	96,874	0.0
100,000	(4)(6)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	95,932	0.0
100,000 (4)		SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	97,374	0.1
			547,696	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Total Asset-Backed Securities (Cost $11,180,314)	$11,196,447	2.8
	Total Long-Term Investments (Cost $374,528,533)	383,441,554	96.5
SHORT-TERM INVESTMENTS: 7.9%
	Securities Lending Collateral(13): 1.4%
4,454,112	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $4,454,873, collateralized by various U.S. Government Agency Obligations, 1.691%- 8.500%, Market Value plus accrued interest $4,543,194, due 07/25/18-06/15/53)	4,454,112	1.1
1,186,699	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,186,889, collateralized by various U.S. Government Securities, 0.000%- 3.625%, Market Value plus accrued interest $1,210,436, due 01/31/20-09/09/49)	1,186,699	0.3
		5,640,811	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.5%
2,445,750 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%	2,445,750	0.6
23,223,000 (14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%	23,223,000	5.9
	Total Mutual Funds (Cost $25,668,750)	25,668,750	6.5
	Total Short-Term Investments (Cost $31,309,561)	31,309,561	7.9

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $405,838,094)	$414,751,115	104.4
	Liabilities in Excess of Other Assets	(17,476,305)	(4.4)
	Net Assets	$397,274,810	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)
Settlement is on a when-issued or delayed-delivery basis.

(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.

(11)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(12)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(13)
Represents securities purchased with cash collateral received for securities on loan.

(14)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$12,485,904	$4,573,566	$—	$17,059,470
Consumer Staples	8,199,659	4,593,669	—	12,793,328
Energy	8,819,235	1,381,383	—	10,200,618
Financials	17,978,443	8,878,215	—	26,856,658
Health Care	17,637,192	4,784,648	—	22,421,840
Industrials	13,860,947	7,305,682	—	21,166,629
Information Technology	36,084,542	2,980,501	—	39,065,043
Materials	4,078,361	3,428,253	—	7,506,614
Real Estate	5,165,540	1,516,045	—	6,681,585
Telecommunication Services	755,690	1,724,636	—	2,480,326
Utilities	4,510,245	1,591,065	—	6,101,310
Total Common Stock	129,575,758	42,757,663	—	172,333,421
Exchange-Traded Funds	78,826,545	—	—	78,826,545
Mutual Funds	35,114,195	—	—	35,114,195
Preferred Stock	45,829	261,050	—	306,879
Rights	20,048	—	—	20,048
Corporate Bonds/Notes	—	30,648,780	—	30,648,780
Collateralized Mortgage Obligations	—	13,666,460	—	13,666,460
Commercial Mortgage-Backed Securities	—	5,052,347	—	5,052,347
U.S. Treasury Obligations	—	14,180,480	—	14,180,480
Foreign Government Bonds	—	3,332,694	—	3,332,694
U.S. Government Agency Obligations	—	18,763,258	—	18,763,258
Asset-Backed Securities	—	11,196,447	—	11,196,447
Short-Term Investments	25,668,750	5,640,811	—	31,309,561
Total Investments, at fair value	$269,251,125	$145,499,990	$—	$414,751,115
Other Financial Instruments+
Centrally Cleared Swaps	—	225,227	—	225,227
Forward Foreign Currency Contracts	—	132,988	—	132,988
Forward Premium Swaptions	—	14,806	—	14,806
Futures	200,179	—	—	200,179
Total Assets	$269,451,304	$145,873,011	$—	$415,324,315
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(169,246)	$—	$(169,246)
Forward Foreign Currency Contracts	—	(28,183)	—	(28,183)
Futures	(470,598)	—	—	(470,598)
Total Liabilities	$(470,598)	$(197,429)	$—	$(668,027)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$—	$1,519,947	$—	$(172,571)	$1,347,376	$19,947	$—	$—
Voya Floating Rate Fund - Class P	12,915,812	421,899	(1,353,563)	(43,281)	11,940,867	304,418	7,839
Voya High Yield Bond Fund - Class P	17,250,287	741,349	(1,505,320)	(497,833)	15,988,483	518,153	(37,257)	—
	$30,166,099	$2,683,195	$(2,858,883)	$(713,685)	$29,276,726	$842,518	$(29,418)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 129,000	MYR 503,680	Barclays Bank PLC	07/13/18	$4,316
USD 120,583	IDR 1,682,971,172	Barclays Bank PLC	07/13/18	3,205
USD 120,000	THB 3,724,404	Barclays Bank PLC	07/13/18	7,554
IDR 509,724,000	USD 36,000	Barclays Bank PLC	07/13/18	(450)
USD 103,203	BRL 382,726	Barclays Bank PLC	08/10/18	4,895
MXN 165,216	USD 8,060	Barclays Bank PLC	08/10/18	208
USD 198,093	CLP 125,686,374	Barclays Bank PLC	08/10/18	5,718
USD 103,191	BRL 382,726	Barclays Bank PLC	08/10/18	4,883
USD 133,271	ZAR 1,630,684	Barclays Bank PLC	08/10/18	14,991
HUF 29,250,472	USD 108,000	Barclays Bank PLC	08/10/18	(4,023)
USD 137,000	BRL 505,349	BNP Paribas	08/10/18	7,195
USD 175,000	IDR 2,427,337,500	Citibank N.A.	07/13/18	5,708
ZAR 118,775	USD 9,000	Citibank N.A.	08/10/18	(385)
USD 36,000	HUF 9,761,591	Citibank N.A.	08/10/18	1,300
HUF 29,125,375	USD 108,000	Citibank N.A.	08/10/18	(4,467)
USD 9,000	CZK 194,381	Citibank N.A.	08/10/18	241
USD 50,000	CZK 1,039,440	Citibank N.A.	08/10/18	3,160
USD 99,859	COP 289,035,514	Citibank N.A.	08/10/18	1,418
USD 64,000	CZK 1,379,263	Citibank N.A.	08/10/18	1,846
CZK 2,114,702	USD 100,000	Citibank N.A.	08/10/18	(4,705)
USD 50,000	CZK 1,038,607	Citibank N.A.	08/10/18	3,197
USD 45,000	PHP 2,401,830	Goldman Sachs International	07/13/18	29
IDR 968,034,044	USD 68,104	Goldman Sachs International	07/13/18	(590)
COP 15,039	USD 5	Goldman Sachs International	08/10/18	—
USD 90,000	PLN 332,952	Goldman Sachs International	08/10/18	1,061
CLP 11,244,672	USD 18,000	Goldman Sachs International	08/10/18	(789)
BRL 332,375	USD 85,000	Goldman Sachs International	08/10/18	375
USD 90,000	PLN 329,470	Goldman Sachs International	08/10/18	1,991
USD 18,000	RUB 1,124,898	Goldman Sachs International	08/10/18	163
CZK 1,926,571	USD 91,000	Goldman Sachs International	08/10/18	(4,182)
USD 139,120	RUB 8,728,920	Goldman Sachs International	08/10/18	713
BRL 326,468	USD 85,000	Goldman Sachs International	08/10/18	(1,142)
USD 36,000	BRL 133,502	Goldman Sachs International	08/10/18	1,708
USD 64,644	HUF 16,205,271	Goldman Sachs International	08/10/18	7,039
USD 139,146	RUB 8,728,920	Goldman Sachs International	08/10/18	738
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 139,125	RUB 8,728,920	Goldman Sachs International	08/10/18	718
USD 139,118	RUB 8,728,920	Goldman Sachs International	08/10/18	711
USD 369,679	MXN 7,441,867	HSBC Bank USA N.A.	08/10/18	(2,729)
USD 220,691	PLN 746,259	HSBC Bank USA N.A.	08/10/18	21,349
USD 18,110	CZK 369,770	HSBC Bank USA N.A.	08/10/18	1,446
USD 103,378	BRL 382,726	HSBC Bank USA N.A.	08/10/18	5,070
USD 90,072	TRY 382,027	HSBC Bank USA N.A.	08/10/18	8,285
USD 267,368	PEN 876,680	HSBC Bank USA N.A.	08/10/18	824
USD 37,241	RON 139,835	HSBC Bank USA N.A.	08/10/18	2,288
CZK 2,114,347	USD 100,000	JPMorgan Chase Bank N.A.	08/10/18	(4,721)
USD 181,000	HUF 48,486,199	JPMorgan Chase Bank N.A.	08/10/18	8,645
				$104,805

At June 30, 2018, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	191	09/21/18	$15,733,625	$(284,341)
S&P 500 E-Mini	49	09/21/18	6,667,920	(135,938)
U.S. Treasury 10-Year Note	25	09/19/18	3,004,688	14,905
U.S. Treasury 2-Year Note	64	09/28/18	13,557,000	(635)
U.S. Treasury 5-Year Note	8	09/28/18	908,938	1,187
U.S. Treasury Long Bond	4	09/19/18	580,000	(1,664)
U.S. Treasury Ultra Long Bond	22	09/19/18	3,510,375	(9,641)
			$43,962,546	$(416,127)
Short Contracts:
Euro-Bobl 5-Year	(31)	09/06/18	(4,784,798)	(38,379)
Mini MSCI Emerging Markets Index	(151)	09/21/18	(8,027,915)	148,758
U.S. Treasury Ultra 10-Year Note	(54)	09/19/18	(6,924,656)	35,329
			$(19,737,369)	$145,708

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD1,701,000	$(76,206)	$(76,206)
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD58,000	(3,159)	(3,159)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD612,000	(39,536)	(39,536)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD729,000	(50,345)	(50,345)
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD3,984,000	16,078	16,078
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD7,138,000	95,544	95,544
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD715,000	21,681	21,681
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD221,000	15,227	15,227
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD1,071,000	76,697	76,697
							$55,981	$55,981

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD 2,150,000	$(115,025)	$2,315
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 3,055,000	(161,533)	5,057
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD 2,150,000	(116,531)	782
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD 2,150,000	(115,186)	2,116
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 3,395,000	(180,614)	4,536
							$(688,889)	$14,806

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$132,988
Equity contracts	Net Assets — Unrealized appreciation*	148,758
Interest rate contracts	Net Assets — Unrealized appreciation*	51,421
Interest rate contracts	Net Assets — Unrealized appreciation**	225,227
Interest rate contracts	Net Assets — Unrealized appreciation***	14,806
Total Asset Derivatives		$573,200
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$28,183
Equity contracts	Net Assets — Unrealized depreciation*	420,279
Interest rate contracts	Net Assets — Unrealized depreciation*	50,319
Interest rate contracts	Net Assets — Unrealized depreciation**	169,246
Total Liability Derivatives		$668,027

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

***
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$72,467	$72,467
Equity contracts	—	1,165,432	—	1,165,432
Foreign exchange contracts	114,821		—	114,821
Interest rate contracts	—	(287,642)	22,884	(264,758)
Total	$114,821	$877,790	$95,351	$1,087,962

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(3,536)	$(3,536)
Equity contracts	—	—	(545,989)	—	(545,989)
Foreign exchange contracts	—	113,902	—	—	113,902
Interest rate contracts	14,806	—	25,271	28,769	68,846
Total	$14,806	$113,902	$(520,718)	$25,233	$(366,777)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$45,770	$7,195	$16,870	$—	$15,246	$39,262	$8,645	$—	$—	$132,988
Forward premium swaptions	2,315	5,057	—	—	—	—	—	—	7,434	—	14,806
Total Assets	$2,315	$50,827	$7,195	$16,870	$—	$15,246	$39,262	$8,645	$7,434	$—	$147,794
Liabilities:
Forward foreign currency contracts	$—	$4,473	$—	$9,557		$6,703	$2,729	$4,721	$—		$28,183
Total Liabilities	$—	$4,473	$—	$9,557	$—	$6,703	$2,729	$4,721	$—	$—	$28,183
Net OTC derivative instruments by counterparty, at fair value	$2,315	$46,354	$7,195	$7,313	$—	$8,543	$36,533	$3,924	$7,434	$—	119,611
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$2,315	$46,354	$7,195	$7,313	$—	$8,543	$36,533	$3,924	$7,434	$—	$119,611

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $408,302,643.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,578,825
Gross Unrealized Depreciation	(12,108,199)
Net Unrealized Appreciation	$6,470,626

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

United States	58.3%
Japan	8.5%
United Kingdom	4.9%
Germany	4.5%
Canada	4.2%
Netherlands	3.9%
Switzerland	2.5%
Australia	2.0%
France	1.9%
Israel	1.3%
Countries between 0.3% – 1.2%^	7.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.3% – 1.2% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Australia: 2.0%
201,353	National Australia Bank Ltd.	$4,088,395	0.6
2,639,870	Other Securities	9,038,720	1.4
		13,127,115	2.0
	Belgium: 0.8%
62,494	Other Securities	5,310,088	0.8
	Canada: 4.2%
48,700 (1)	Canadian Imperial Bank of Commerce - XTSE	4,236,361	0.6
695,700 (2)	Other Securities	22,945,010	3.6
		27,181,371	4.2
	China: 0.6%
752,500	Other Securities	3,536,703	0.6
	Denmark: 0.7%
92,088	Novo Nordisk A/S	4,253,597	0.7
	Finland: 0.5%
99,335	Other Securities	3,117,436	0.5
	France: 1.9%
328,531	Other Securities	12,358,949	1.9
	Germany: 4.5%
44,818	Bayer AG	4,922,133	0.8
42,994 (3)	Covestro AG	3,821,466	0.6
46,627	Hugo Boss AG	4,228,562	0.6
496,153	Other Securities	15,943,437	2.5
		28,915,598	4.5
	Hong Kong: 1.2%
3,341,800	Other Securities	7,666,718	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel: 1.3%
2,778,587	Other Securities	$8,645,516	1.3
	Japan: 8.5%
268,300	Astellas Pharma, Inc.	4,083,146	0.6
33,800	Oracle Corp. Japan	2,754,871	0.4
100,100	Seven & I Holdings Co., Ltd.	4,365,930	0.7
1,370,636	Other Securities	43,609,458	6.8
		54,813,405	8.5
	Luxembourg: 0.3%
26,136	Other Securities	1,771,161	0.3
	Netherlands: 3.9%
183,829	Koninklijke Ahold Delhaize NV	4,389,400	0.7
40,000	LyondellBasell Industries NV - Class A	4,394,000	0.7
244,435	Royal Dutch Shell PLC - Class A	8,459,625	1.3
356,726	Other Securities	7,703,676	1.2
		24,946,701	3.9
	New Zealand: 0.3%
692,712	Other Securities	1,748,238	0.3
	Panama: 0.4%
27,900	Other Securities	2,639,898	0.4
	Portugal: 0.4%
167,284	Other Securities	2,409,643	0.4
	Singapore: 1.2%
3,207,300	Other Securities	7,818,494	1.2
	Spain: 0.7%
218,068 (2)	Other Securities	4,668,841	0.7
	Switzerland: 2.5%
25,581	Roche Holding AG	5,675,354	0.9
14,080	Zurich Insurance Group AG	4,163,879	0.7
62,534	Other Securities	6,065,521	0.9
		15,904,754	2.5
	United Kingdom: 4.9%
225,382	GlaxoSmithKline PLC	4,543,909	0.7
4,832,170	Other Securities	27,002,722	4.2
		31,546,631	4.9
	United States: 58.3%
99,400	Aflac, Inc.	4,276,188	0.7
46,400	Amphenol Corp.	4,043,760	0.6
62,800	Apple, Inc.	11,624,908	1.8
198,215	AT&T, Inc.	6,364,684	1.0
13,500	Boeing Co.	4,529,385	0.7
86,900	Bristol-Myers Squibb Co.	4,809,046	0.8
53,000	Chevron Corp.	6,700,790	1.0
160,128	Cisco Systems, Inc.	6,890,308	1.1
39,400	Darden Restaurants, Inc.	4,218,164	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
58,500	Eli Lilly & Co.	$4,991,805	0.8
67,430	Exxon Mobil Corp.	5,578,484	0.9
43,400	Fidelity National Information Services, Inc.	4,601,702	0.7
36,569	Home Depot, Inc.	7,134,612	1.1
34,900	Honeywell International, Inc.	5,027,345	0.8
205,300	HP, Inc.	4,658,257	0.7
15,500	Humana, Inc.	4,613,265	0.7
145,500	Intel Corp.	7,232,805	1.1
38,400	International Business Machines Corp.	5,364,480	0.8
70,300	Johnson & Johnson	8,530,202	1.3
14,600	Lockheed Martin Corp.	4,313,278	0.7
35,700	McDonald’s Corp.	5,593,833	0.9
35,400	Motorola Solutions, Inc.	4,119,498	0.6
123,700	Oracle Corp.	5,450,222	0.9
48,500	PepsiCo, Inc.	5,280,195	0.8
197,100	Pfizer, Inc.	7,150,788	1.1
68,745	Philip Morris International, Inc.	5,550,471	0.9
38,800	Phillips 66	4,357,628	0.7
20,900	Raytheon Co.	4,037,462	0.6
35,700	T. Rowe Price Group, Inc.	4,144,413	0.7
53,954	Target Corp.	4,106,978	0.6
51,200	Texas Instruments, Inc.	5,644,800	0.9
32,000	UnitedHealth Group, Inc.	7,850,880	1.2
94,800	US Bancorp	4,741,896	0.7
44,200	Valero Energy Corp.	4,898,686	0.8
65,100	Walmart, Inc.	5,575,815	0.9
109,700	Wells Fargo & Co.	6,081,768	1.0
200,300	Western Union Co.	4,072,099	0.6
4,085,830	Other Securities	169,475,480	26.4
		373,636,380	58.3
	Total Common Stock (Cost $642,180,192)	636,017,237	99.1
EXCHANGE-TRADED FUNDS: 0.2%
9,363	Other Securities	1,287,166	0.2
	Total Exchange-Traded Funds (Cost $1,324,801)	1,287,166	0.2
	Total Long-Term Investments (Cost $643,504,993)	$637,304,403	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(4): 2.4%
3,609,755	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,610,372, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,681,950, due 07/25/18-06/15/53)	$3,609,755	0.6
3,609,755	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,610,348, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,681,950, due 07/05/18-09/09/49)	3,609,755	0.6
3,609,755	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,610,431, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,681,951, due 11/15/42-08/15/44)	3,609,755	0.6
759,285	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $759,417, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $774,471, due 07/15/18-05/20/68)	759,285	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
3,609,755	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,610,437, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,681,977, due 07/15/19-02/15/48)	$3,609,755	0.5
		15,198,305	2.4
	Total Short-Term Investments (Cost $15,198,305)	15,198,305	2.4
	Total Investments in Securities (Cost $658,703,298)	$652,502,708	101.7
	Liabilities in Excess of Other Assets	(11,063,104)	(1.7)
	Net Assets	$641,439,604	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
The grouping contains securities on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Information Technology	17.3%
Financials	16.9
Consumer Discretionary	12.1
Health Care	12.0
Industrials	10.1
Consumer Staples	9.4
Energy	5.7
Materials	4.1
Utilities	4.1
Real Estate	3.8
Telecommunication Services	3.6
Exchange-Traded Funds	0.2
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$13,127,115	$—	$13,127,115
Belgium	—	5,310,088	—	5,310,088
Canada	27,181,371	—	—	27,181,371
China	—	3,536,703	—	3,536,703
Denmark	—	4,253,597	—	4,253,597
Finland	—	3,117,436	—	3,117,436
France	—	12,358,949	—	12,358,949
Germany	—	28,915,598	—	28,915,598
Hong Kong	—	7,666,718	—	7,666,718
Israel	—	8,645,516	—	8,645,516
Japan	—	54,813,405	—	54,813,405
Luxembourg	—	1,771,161	—	1,771,161
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Netherlands	4,394,000	20,552,701	—	24,946,701
New Zealand	—	1,748,238	—	1,748,238
Panama	2,639,898	—	—	2,639,898
Portugal	—	2,409,643	—	2,409,643
Singapore	—	7,818,494	—	7,818,494
Spain	—	4,668,841	—	4,668,841
Switzerland	—	15,904,754	—	15,904,754
United Kingdom	—	31,546,631	—	31,546,631
United States	373,636,380	—	—	373,636,380
Total Common Stock	407,851,649	228,165,588	—	636,017,237
Exchange-Traded Funds	1,287,166	—	—	1,287,166
Short-Term Investments	—	15,198,305	—	15,198,305
Total Investments, at fair value	$409,138,815	$243,363,893	$—	$652,502,708

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,119,873
Total	$1,119,873

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,063,402)
Total	$(1,063,402)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $657,939,363.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$23,951,890
Gross Unrealized Depreciation	(30,256,414)
Net Unrealized Depreciation	$(6,304,524)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

U.S. Government Agency Debt	46.7%
U.S. Treasury Repurchase Agreement	13.9%
Investment Companies	5.9%
U.S. Treasury Debt	3.4%
Assets in Excess of Other Liabilities	30.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 46.7%
350,000	Federal Farm Credit Banks, 1.750%, 09/28/2018	$349,266	0.1
1,000,000	Federal Farm Credit Banks, 1.910%, 01/25/2019	996,158	0.2
4,250,000	Federal Farm Credit Banks, 1.920%, (PRIME + (3.080)%), 03/12/2019	4,250,585	1.0
3,250,000	Federal Farm Credit Banks, 1.940%, (US0001M + (0.060)%), 04/03/2019	3,250,900	0.8
1,200,000	Federal Farm Credit Banks, 2.010%, (US0001M + (0.085)%), 05/24/2019	1,200,214	0.3
3,000,000	Federal Farm Credit Banks, 2.110%, (USBMMY3M + 0.200%), 11/14/2018	3,002,456	0.7
875,000	Federal Farm Credit Banks, 2.110%, 01/07/2019	870,006	0.2
1,500,000	Federal Farm Credit Banks, 2.120%, (US0001M + 0.140%), 08/01/2018	1,500,371	0.4
600,000	Federal Farm Credit Banks, 2.150%, (US0001M + 0.065%), 10/22/2018	600,349	0.1
10,500,000	Federal Farm Credit Banks, 2.000%, (USBMMY3M + 0.100%), 01/25/2019	10,508,931	2.5
2,000,000	Federal Farm Credit Banks, 2.250%, (US0001M + 0.170%), 01/22/2019	2,003,409	0.5
250,000 (1)	Federal Farm Credit Discount Notes, 0.000%, 10/31/2018	248,475	0.1
9,250,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018	9,249,522	2.2
54,650,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/05/2018	54,638,801	13.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
15,500,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/10/2018	$15,492,812	3.7
950,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/18/2018	949,161	0.2
9,600,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/20/2018	9,590,525	2.3
3,900,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/25/2018	3,895,138	0.9
500,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/27/2018	499,317	0.1
8,750,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 08/27/2018	8,723,677	2.1
6,000,000	Federal Home Loan Banks, 1.860%, (US0001M + (0.140)%), 01/02/2019	5,999,242	1.4
1,500,000	Federal Home Loan Banks, 1.940%, (US0001M + (0.090)%), 11/08/2018	1,500,183	0.4
6,000,000	Federal Home Loan Banks, 1.950%, (US0001M + (0.130)%), 08/20/2018	6,000,000	1.4
7,600,000	Federal Home Loan Banks, 1.960%, (US0001M + (0.125)%), 11/16/2018	7,600,000	1.8
1,000,000	Federal Home Loan Banks, 1.990%, (US0001M + (0.090)%), 01/22/2019	1,000,083	0.2
5,000,000	Federal Home Loan Banks, 2.110%, (US0003M + (0.220)%), 07/09/2018	4,999,978	1.2
400,000	Federal Home Loan Banks, 2.150%, (US0003M + (0.200)%), 01/18/2019	400,340	0.1
1,000,000	Federal Home Loan Banks, 2.170%, (US0003M + (0.160)%), 06/27/2019	1,001,208	0.2
500,000	Federal Home Loan Mortgage Corp., 1.820%, 11/19/2018	498,782	0.1
7,500,000	Federal Home Loan Mortgage Corp., 1.960%, (US0001M + (0.130)%), 11/21/2018	7,500,000	1.8
22,750,000	Federal Home Loan Mortgage Corp., 1.980%, (US0001M + (0.125)%), 11/27/2018	22,750,000	5.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
4,000,000	Federal Home Loan Mortgage Corp., 2.110%, (US0003M + (0.250)%), 07/24/2018	$3,999,998	0.9
223,000	Federal National Mortgage Association, 1.800%, 10/29/2018	222,510	0.1
1,300,000	Federal National Mortgage Association, 1.920%, 07/20/2018	1,299,340	0.3
	Total U.S. Government Agency Debt (Cost $196,591,737)	196,591,737	46.7
U.S. TREASURY DEBT: 3.4%
14,250,000	United States Treasury Bill, 1.930%, 09/27/2018	14,177,282	3.4
	Total U.S. Treasury Debt (Cost $14,177,282)	14,177,282	3.4
U.S. TREASURY REPURCHASE AGREEMENT: 13.9%
	Repurchase Agreement: 13.9%
58,417,000	Deutsche Bank Repurchase Agreement dated 6/29/2018, 2.0800%, due 7/2/2018, $58,427,126 to be received upon repurchase (Collateralized by $113,791,680, U.S. Treasury STRIP Coupon, 0.00%, Market Value plus accrued interest $60,169,510 due 8/15/27-2/15/46), 0.000%	58,417,000	13.9
	Total U.S. Treasury Repurchase Agreement (Cost $58,417,000)	58,417,000	13.9

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 5.9%
10,000,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.810%, 07/02/18	$10,000,000	2.4
15,000,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.800%, 07/02/18	15,000,000	3.5
	Total Investment Companies (Cost $25,000,000)	25,000,000	5.9
	Total Investments in Securities (Cost $294,186,019)	$294,186,019	69.9
	Assets in Excess of Other Liabilities	126,727,847	30.1
	Net Assets	$420,913,866	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(2)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$14,177,282	$—	$14,177,282
U.S. Treasury Repurchase Agreement	—	58,417,000	—	58,417,000
U.S. Government Agency Debt	—	196,591,737	—	196,591,737
Investment Companies	25,000,000	—	—	25,000,000
Total Investments, at fair value	$25,000,000	$269,186,019	$—	$294,186,019

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2018:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$58,417,000	$(58,417,000)	$—
Totals	$58,417,000	$(58,417,000)	$—

(1)
Collateral with a fair value of  $60,169,510 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	26.8%
Health Care	13.7%
Consumer Discretionary	13.1%
Financials	12.6%
Energy	7.7%
Industrials	7.1%
Consumer Staples	5.7%
Utilities	4.2%
Materials	3.9%
Real Estate	2.2%
Telecommunication Services	1.9%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 13.1%
35,121 (1)	Amazon.com, Inc.	$59,698,676	1.8
1,158,926	CBS Corp. - Class B	65,154,820	2.0
434,912	Delphi Technologies PLC	39,850,986	1.2
1,114,309	Gap, Inc.	36,092,468	1.1
691,728	Lowe’s Cos, Inc.	66,108,445	2.0
291,887	McDonald’s Corp.	45,735,774	1.4
532,305	Ralph Lauren Corp.	66,921,385	2.1
1,060,427	Tapestry, Inc.	49,532,545	1.5
		429,095,099	13.1
	Consumer Staples: 5.7%
1,196,212	Mondelez International, Inc.	49,044,692	1.5
830,064	Procter & Gamble Co.	64,794,796	2.0
844,860	Walmart, Inc.	72,362,259	2.2
		186,201,747	5.7
	Energy: 7.7%
1,570,574	Canadian Natural Resources Ltd.	56,650,604	1.7
1,006,298	Halliburton Co.	45,343,788	1.4
829,637	Occidental Petroleum Corp.	69,424,024	2.1
1,155,520	Royal Dutch Shell PLC - Class A ADR	79,996,650	2.5
		251,415,066	7.7
	Financials: 12.6%
662,104	Discover Financial Services	46,618,743	1.4
932,850	Hartford Financial Services Group, Inc.	47,696,621	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
678,011	Intercontinental Exchange, Inc.	$49,867,709	1.5
850,431	JPMorgan Chase & Co.	88,614,910	2.7
2,507,289	Keycorp	48,992,427	1.5
933,332	Lazard Ltd.	45,649,268	1.4
281,682	PNC Financial Services Group, Inc.	38,055,238	1.2
334,294	Reinsurance Group of America, Inc.	44,621,563	1.4
		410,116,479	12.6
	Health Care: 13.7%
1,523,628 (1)	Boston Scientific Corp.	49,822,636	1.5
668,837	Gilead Sciences, Inc.	47,380,413	1.5
605,673	Johnson & Johnson	73,492,362	2.3
1,421,543	Merck & Co., Inc.	86,287,660	2.6
2,670,256	Pfizer, Inc.	96,876,888	3.0
374,904	UnitedHealth Group, Inc.	91,978,947	2.8
		445,838,906	13.7
	Industrials: 7.1%
264,486	Deere & Co.	36,975,143	1.1
289,046	General Dynamics Corp.	53,881,065	1.7
393,564	Hubbell, Inc.	41,615,457	1.3
261,936	Roper Technologies, Inc.	72,270,762	2.2
235,398 (2)	Other Securities	27,546,274	0.8
		232,288,701	7.1
	Information Technology: 26.8%
737,892	Activision Blizzard, Inc.	56,315,917	1.7
257,248 (1)	Adobe Systems, Inc.	62,719,635	1.9
866,342	Apple, Inc.	160,368,568	4.9
2,283,506	Cisco Systems, Inc.	98,259,263	3.0
421,650	Fidelity National Information Services, Inc.	44,707,550	1.4
660,514	Intel Corp.	32,834,151	1.0
226,864	Lam Research Corp.	39,213,442	1.2
1,634,942	Microsoft Corp.	161,221,631	4.9
384,111	Motorola Solutions, Inc.	44,698,997	1.4
939,855	NetApp, Inc.	73,806,813	2.3
539,949	Texas Instruments, Inc.	59,529,377	1.8
503,895 (1)	Worldpay, Inc.	41,208,533	1.3
		874,883,877	26.8
	Materials: 3.9%
1,031,068 (3)	BHP Billiton Ltd. ADR	51,563,711	1.6
734,288	DowDuPont, Inc.	48,404,265	1.5
422,681	Other Securities	26,417,562	0.8
		126,385,538	3.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.2%
335,497	Crown Castle International Corp.	$36,173,286	1.1
358,267	Mid-America Apartment Communities, Inc.	36,066,739	1.1
		72,240,025	2.2
	Telecommunication Services: 1.9%
1,252,829	Verizon Communications, Inc.	63,029,827	1.9
	Utilities: 4.2%
708,314	Ameren Corp.	43,100,907	1.3
1,084,215	Exelon Corp.	46,187,559	1.4
292,187	NextEra Energy, Inc.	48,803,995	1.5
		138,092,461	4.2
	Total Common Stock (Cost $2,567,324,240)	3,229,587,726	98.9

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
30,000,000 (4)	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,567,324,240)	3,229,587,726	98.9
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(5): 1.6%
24,895,901	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $24,900,157, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $25,393,819, due 07/25/18-06/15/53)	24,895,901	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
2,659,527	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,660,025, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,712,718, due 11/15/42-08/ 15/44)	$2,659,527	0.1
12,466,809	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $12,468,807, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $12,716,181, due 01/31/20-09/09/49)	12,466,809	0.4
12,466,809	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $12,469,166, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,716,238, due 07/15/19-02/15/48)	12,466,809	0.4
		52,489,046	1.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
3,927,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $3,927,000)	3,927,000	0.1
	Total Short-Term Investments (Cost $56,416,046)	56,416,046	1.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $2,623,740,286)	$3,286,003,772	100.6
Liabilities in Excess of Other Assets	(19,105,727)	(0.6)
Net Assets	$3,266,898,045	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
The grouping contains Level 3 securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,229,587,726	$—	$—	$3,229,587,726
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	3,927,000	52,489,046	—	56,416,046
Total Investments, at fair value	$3,233,514,726	$52,489,046	$—	$3,286,003,772

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,642,191,348.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$726,669,697
Gross Unrealized Depreciation	(82,857,273)
Net Unrealized Appreciation	$643,812,424

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Corporate Bonds/Notes	26.7%
U.S. Government Agency Obligations	21.2%
Mutual Funds	18.4%
Collateralized Mortgage Obligations	14.4%
Asset-Backed Securities	11.6%
U.S. Treasury Obligations	6.7%
Commercial Mortgage-Backed Securities	4.7%
Foreign Government Bonds	1.4%
Municipal Bonds	0.1%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(5.2)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.7%
	Basic Materials: 0.5%
1,800,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	$1,658,250	0.1
4,274,000 (1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	4,247,347	0.1
12,189,000	Other Securities	11,929,527	0.3
		17,835,124	0.5
	Communications: 2.9%
6,026,000 (2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	5,931,572	0.1
6,920,000	Alibaba Group Holding Ltd, 3.400%, 12/06/2027	6,452,725	0.2
8,611,000 (1)	AT&T, Inc., 4.300%, 02/15/2030	8,160,081	0.2
3,343,000 (1)	AT&T, Inc., 5.150%, 11/15/2046	3,158,415	0.1
5,810,000 (1)	AT&T, Inc., 5.150%, 02/15/2050	5,437,395	0.2
4,849,000	AT&T, Inc., 4.125%-5.450%, 02/17/2026-03/09/2049	4,527,944	0.1
12,960,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%-4.908%, 07/23/2020-07/23/2025	13,027,468	0.3
4,885,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,946,063	0.1
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,557,909	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
8,656,000	Verizon Communications, Inc., 4.812%, 03/15/2039	$8,391,349	0.2
3,030,000 (1)	Verizon Communications, Inc., 4.329%, 09/21/2028	3,009,086	0.1
4,217,000	Verizon Communications, Inc., 4.150%-4.862%, 03/15/2024-08/21/2046	4,073,961	0.1
42,929,000	Other Securities	41,413,349	1.1
		111,087,317	2.9
	Consumer, Cyclical: 2.9%
3,810,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,771,227	0.1
634,000 (1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	627,226	0.0
4,210,000 (1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	4,090,697	0.1
4,640,000 (1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,457,141	0.1
1,596,055	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,633,962	0.0
3,719,206	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,532,906	0.1
980,000	United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	954,681	0.0
4,078,281	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,787,112	0.1
1,253,900	United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,208,509	0.0
2,110,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,052,256	0.1
3,410,000 (1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	3,355,691	0.1
13,411,000	Walmart, Inc., 2.350%-3.700%, 06/23/2021-06/26/2028	13,334,733	0.4
3,360,000 (1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	3,385,644	0.1
66,581,033 (3)	Other Securities	64,428,012	1.7
		110,619,797	2.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.0%
8,425,000		Anheuser-Busch InBev Finance, Inc., 4.700%-4.900%, 02/01/2036-02/01/2046	$8,637,667	0.2
5,183,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%-4.439%, 04/13/2028-10/06/2048	5,115,697	0.2
3,510,000 (1)		BAT Capital Corp., 3.222%, 08/15/2024	3,327,938	0.1
3,800,000 (1)		BAT International Finance PLC, 2.750%, 06/15/2020	3,760,170	0.1
70,532		CVS Pass-Through Trust, 6.943%, 01/10/2030	79,378	0.0
23,080,000		CVS Health Corp., 3.125%-5.050%, 03/09/2020-03/25/2048	23,005,431	0.6
3,770,000 (1)		Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,732,827	0.1
2,113,000 (1)		Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,098,615	0.0
2,905,000 (1)		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	2,919,014	0.1
3,910,000 (1)		Kraft Heinz Foods Co., 4.875%, 02/15/2025	3,989,602	0.1
95,014,000		Other Securities	93,018,840	2.5
			149,685,179	4.0
		Energy: 3.0%
11,683,000 (4)		Enterprise Products Operating LLC, 3.700%-5.375%, 02/15/2025-02/15/2078	11,226,485	0.3
11,337,000		Williams Partners L.P., 3.600%-5.400%, 03/15/2022-03/04/2044	11,372,301	0.3
90,095,000		Other Securities	89,049,117	2.4
			111,647,903	3.0
		Financial: 8.1%
22,195,000 (4)		Bank of America Corp., 3.419%-4.250%, 04/21/2025-03/05/2029	21,504,405	0.6
4,500,000 (1)		BNP Paribas SA, 3.500%, 03/01/2023	4,389,396	0.1
1,177,000	(1)(4)	BNP Paribas SA, 4.375%, 03/01/2033	1,105,297	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
18,844,000 (4)		Citigroup, Inc., 2.876%-5.500%, 07/24/2023-07/25/2028	$18,760,597	0.5
2,757,000 (1)		Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,777,636	0.1
2,315,000 (1)		Commerzbank AG, 8.125%, 09/19/2023	2,637,002	0.1
1,370,000	(1)(4)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,472,750	0.0
3,150,000 (1)		Credit Agricole SA/London, 2.375%, 07/01/2021	3,048,048	0.1
6,736,000 (1)		Credit Suisse AG, 6.500%, 08/08/2023	7,180,482	0.2
5,236,000 (1)		Credit Suisse Group AG, 3.574%, 01/09/2023	5,132,490	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,295,682	0.1
2,950,000 (1)		Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	2,881,583	0.1
8,040,000		First Tennessee Bank NA, 2.950%, 12/01/2019	8,005,350	0.2
8,230,000 (4)		Goldman Sachs Group, Inc./The, 2.625%-4.411%, 04/25/2021-04/23/2039	8,041,442	0.2
9,172,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 04/23/2020-05/22/2045	9,207,373	0.3
1,272,000 (1)		Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	1,242,292	0.0
723,000 (1)		HSBC Bank PLC, 4.125%, 08/12/2020	736,336	0.0
10,277,000 (4)		HSBC Holdings PLC, 3.400%-4.583%, 03/08/2021-06/19/2029	10,229,786	0.3
3,400,000 (1)		ING Bank NV, 2.000%, 11/26/2018	3,391,270	0.1
3,264,000 (1)		International Lease Finance Corp., 7.125%, 09/01/2018	3,285,429	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
16,944,000 (4)		JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	$16,260,225	0.4
7,870,000	(1)(4)	Macquarie Group Ltd, 3.189%, 11/28/2023	7,521,792	0.2
4,560,000 (1)		Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,453,774	0.1
10,500,000		Morgan Stanley, 2.750%-4.000%, 05/19/2022-04/23/2027	10,281,482	0.3
5,004,000 (1)		Nationwide Building Society, 2.350%, 01/21/2020	4,940,085	0.1
3,720,000	(1)(4)	Nationwide Building Society, 4.302%, 03/08/2029	3,587,280	0.1
4,720,000 (1)		New York Life Global Funding, 3.000%, 01/10/2028	4,430,991	0.1
2,661,000	(1)(4)	Nordea Bank AB, 6.125%, 12/31/2199	2,607,780	0.1
3,000,000 (1)		Societe Generale SA, 2.625%, 09/16/2020	2,952,225	0.1
9,405,000	(1)(4)	Standard Chartered PLC, 3.885%, 03/15/2024	9,241,532	0.2
4,920,000 (1)		Suncorp-Metway Ltd, 2.375%, 11/09/2020	4,803,917	0.1
1,960,000 (1)		UBS AG/London, 2.450%, 12/01/2020	1,918,383	0.0
2,470,000		UBS AG, 5.125%, 05/15/2024	2,467,864	0.1
6,349,000		UBS AG/Stamford CT, 2.350%-7.625%, 03/26/2020-08/17/2022	6,766,164	0.2
8,273,000		Wells Fargo & Co., 4.100%-4.750%, 08/15/2023-12/07/2046	8,174,119	0.2
97,421,000		Other Securities	96,101,990	2.6
			303,834,249	8.1
		Industrial: 1.0%
2,570,000 (1)		SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,493,473	0.1
35,275,000		Other Securities	34,304,140	0.9
			36,797,613	1.0
		Technology: 2.1%
29,546,000		Apple, Inc., 2.000%-3.850%, 11/13/2020-11/13/2047	28,335,265	0.7
1,918,000 (1)		Dell International LLC/ EMC Corp., 4.420%, 06/15/2021	1,946,522	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
5,155,000 (1)	Dell International LLC/ EMC Corp., 5.450%, 06/15/2023	$5,396,938	0.1
3,620,000 (1)	Dell International LLC/ EMC Corp., 6.020%, 06/15/2026	3,811,468	0.1
10,884,000	Microsoft Corp., 3.700%-4.450%, 11/03/2045-02/06/2047	11,277,244	0.3
8,109,000	Qualcomm, Inc., 1.850%, 05/20/2019	8,106,327	0.2
22,408,000	Other Securities	21,752,880	0.6
		80,626,644	2.1
	Utilities: 2.2%
3,120,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,433,305	0.1
2,050,000 (1)	Enel Finance International NV, 3.500%, 04/06/2028	1,845,045	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,838,554	0.1
75,960,000 (3)	Other Securities	75,306,880	2.0
		83,423,784	2.2
	Total Corporate Bonds/Notes (Cost $1,031,714,785)	1,005,557,610	26.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.4%
6,046,050	Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	5,392,601	0.1
4,946,722	Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	4,794,322	0.1
2,204,632	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	2,063,021	0.1
2,752,939	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,649,629	0.1
675,700 (5)	Alternative Loan Trust 2005-J3 2A2, 2.909%, (-1.000*US0001M + 5.000%), 05/25/2035	46,748	0.0
1,751,785	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,398,006	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,969,987	Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	$3,722,590	0.1
2,561,271	Alternative Loan Trust 2007-23CB A3, 2.591%, (US0001M + 0.500%), 09/25/2037	1,764,479	0.1
227,642	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	211,494	0.0
1,215,518 (4)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.907%, 01/25/2036	1,188,540	0.0
602,208 (4)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.781%, 05/25/2035	608,502	0.0
1,731,693 (4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.669%, 11/25/2036	1,619,590	0.1
1,461,314 (4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.590%, 11/25/2036	1,245,706	0.0
18,305 (4)	Bear Stearns ARM Trust 2005-12 13A1, 3.997%, 02/25/2036	17,254	0.0
4,270,871	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.281%, (US0001M + 0.190%), 01/25/2037	4,051,916	0.1
206,761 (4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.664%, 01/26/2036	182,443	0.0
1,141,447 (1)	Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	1,157,641	0.0
26,451	CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.771%, (US0001M + 0.680%), 03/25/2035	24,590	0.0
257,281	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	262,890	0.0
1,250,020	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,229,320	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,080		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.280%, (H15T1Y + 2.400%), 10/25/2035	$172,212	0.0
1,988,023 (4)		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	1,925,845	0.1
1,299,663	(1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,340,949	0.0
106,725 (4)		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.841%, 08/25/2035	107,529	0.0
3,459,329		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	3,507,394	0.1
419,662		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	408,602	0.0
1,166,557		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	711,460	0.0
6,400,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	6,315,063	0.2
875,360		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	762,619	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,062,314	0.0
11,303,180		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	12,176,164	0.3
2,995,238		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,927,082	0.1
36,145,239 (5)		Fannie Mae 2016-82 SD, 3.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,987,287	0.1
8,585,344		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	8,598,236	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,322,422	Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.091%, (US0001M + 3.000%), 07/25/2024	$4,634,692	0.1
3,600,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	3,928,663	0.1
1,900,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.941%, (US0001M + 2.850%), 11/25/2029	1,979,738	0.1
7,550,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	7,689,163	0.2
6,000,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	6,130,428	0.2
8,000,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	8,167,301	0.2
2,200,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.291%, (US0001M + 2.200%), 08/25/2030	2,194,183	0.1
6,400,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	6,448,589	0.2
7,900 (5)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/2018	14	0.0
693,090 (5)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	135,486	0.0
533,300 (5)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	90,517	0.0
561	Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/2019	563	0.0
15,284	Fannie Mae REMIC Trust 1994-77 FB, 3.591%, (US0001M + 1.500%), 04/25/2024	15,610	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
479,204	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	$513,017	0.0
384,349	Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	411,677	0.0
41,170	Fannie Mae REMIC Trust 2002-21 FC, 2.991%, (US0001M + 0.900%), 04/25/2032	42,074	0.0
1,099,873 (5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	257,572	0.0
23,751	Fannie Mae REMIC Trust 2004-10 SC, 20.236%, (-4.000*US0001M + 28.600%), 02/25/2034	25,317	0.0
123,270	Fannie Mae REMIC Trust 2004-11 A, 2.211%, (US0001M + 0.120%), 03/25/2034	122,125	0.0
626,218	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	681,604	0.0
77,337	Fannie Mae REMIC Trust 2005-57 CD, 17.283%, (-3.750*US0001M + 25.125%), 01/25/2035	82,355	0.0
200,855	Fannie Mae REMIC Trust 2005-74 DK, 15.636%, (-4.000*US0001M + 24.000%), 07/25/2035	281,246	0.0
6,663,630 (5)	Fannie Mae REMIC Trust 2005-92 SC, 4.589%, (-1.000*US0001M + 6.680%), 10/25/2035	988,143	0.0
477,725	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	510,095	0.0
1,351,679	Fannie Mae REMIC Trust 2006-104 ES, 22.994%, (-5.000*US0001M + 33.450%), 11/25/2036	2,210,293	0.1
8,461,155 (5)	Fannie Mae REMIC Trust 2006-12 SD, 4.659%, (-1.000*US0001M + 6.750%), 10/25/2035	1,049,318	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,476,809 (5)	Fannie Mae REMIC Trust 2006-123 UI, 4.649%, (-1.000*US0001M + 6.740%), 01/25/2037	$581,980	0.0
957,828 (5)	Fannie Mae REMIC Trust 2006-72 HS, 4.609%, (-1.000*US0001M + 6.700%), 08/25/2026	107,809	0.0
297,053	Fannie Mae REMIC Trust 2007-73 A1, 2.151%, (US0001M + 0.060%), 07/25/2037	292,086	0.0
678,684	Fannie Mae REMIC Trust 2008-20 SP, 10.272%, (-2.500*US0001M + 15.500%), 03/25/2038	799,654	0.0
3,044,165	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	3,154,289	0.1
10,588,883 (5)	Fannie Mae REMIC Trust 2010-102 SB, 4.509%, (-1.000*US0001M + 6.600%), 09/25/2040	1,674,453	0.1
3,563,782 (5)	Fannie Mae REMIC Trust 2010-116 SE, 4.509%, (-1.000*US0001M + 6.600%), 10/25/2040	528,914	0.0
10,647,327 (5)	Fannie Mae REMIC Trust 2010-123 SL, 3.979%, (-1.000*US0001M + 6.070%), 11/25/2040	1,364,692	0.0
5,050,000	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,270,138	0.1
5,445,946 (5)	Fannie Mae REMIC Trust 2010-55 AS, 4.329%, (-1.000*US0001M + 6.420%), 06/25/2040	778,304	0.0
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,623,243	0.2
1,824,747	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,936,809	0.1
13,665,519 (5)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	1,260,330	0.0
2,424,505 (5)	Fannie Mae REMIC Trust 2012-10 US, 4.359%, (-1.000*US0001M + 6.450%), 02/25/2042	315,405	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,772,119	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	$1,773,990	0.1
13,899,839 (5)	Fannie Mae REMIC Trust 2012-113 SG, 4.009%, (-1.000*US0001M + 6.100%), 10/25/2042	2,314,319	0.1
10,413,907 (5)	Fannie Mae REMIC Trust 2012-122 SB, 4.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,748,583	0.1
4,958,128 (5)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	462,645	0.0
3,826,226	Fannie Mae REMIC Trust 2012-131 BS, 3.021%, (-1.200*US0001M + 5.400%), 12/25/2042	3,010,773	0.1
16,102,443 (5)	Fannie Mae REMIC Trust 2012-137 SN, 4.009%, (-1.000*US0001M + 6.100%), 12/25/2042	2,495,130	0.1
7,163,158 (5)	Fannie Mae REMIC Trust 2012-15 SP, 4.529%, (-1.000*US0001M + 6.620%), 06/25/2040	778,177	0.0
4,447,648 (5)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	880,520	0.0
393,822	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	396,846	0.0
12,847,643 (5)	Fannie Mae REMIC Trust 2013-60 DS, 4.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,895,503	0.1
10,202,471 (5)	Fannie Mae REMIC Trust 2013-9 DS, 4.059%, (-1.000*US0001M + 6.150%), 02/25/2043	1,853,190	0.1
364,633 (5)	Fannie Mae REMIC Trust 2013-9 SA, 4.059%, (-1.000*US0001M + 6.150%), 03/25/2042	41,212	0.0
4,622,994 (5)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	527,610	0.0
31,509,117 (5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	7,510,762	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,006,264 (5)		Fannie Mae REMICS 2005-66 SY, 4.609%, (-1.000*US0001M + 6.700%), 07/25/2035	$772,677	0.0
9,569,803 (5)		Fannie Mae REMICS 2006-120 QD, 2.609%, (-1.000*US0001M + 4.700%), 10/25/2036	673,784	0.0
4,231,527 (5)		Fannie Mae REMICS 2006-59 XS, 5.109%, (-1.000*US0001M + 7.200%), 07/25/2036	632,075	0.0
4,564,551 (5)		Fannie Mae REMICS 2007-53 SX, 4.009%, (-1.000*US0001M + 6.100%), 06/25/2037	635,168	0.0
6,997,873 (5)		Fannie Mae REMICS 2011-149 ES, 3.909%, (-1.000*US0001M + 6.000%), 07/25/2041	710,924	0.0
12,727,753 (5)		First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.609%, (-1.000*US0001M + 4.700%), 01/25/2036	1,099,615	0.0
1,836,670		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.391%, (US0001M + 0.300%), 12/25/2036	1,155,026	0.1
1,836,670 (5)		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.609%, (-1.000*US0001M + 6.700%), 12/25/2036	421,276	0.0
1,489,711	(1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.062%, 03/25/ 2048	1,484,762	0.0
1,589,025	(1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.062%, 03/25/ 2048	1,578,053	0.0
2,085,596	(1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/ 2048	2,027,138	0.1
6,965,040 (5)		Freddie Mac 2815 GS, 3.927%, (-1.000*US0001M + 6.000%), 03/15/2034	898,787	0.0
21,523,857		Freddie Mac 326 350, 3.500%, 03/15/2044	21,465,884	0.6
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,275	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	$10,883	0.0
329,994	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	357,040	0.0
323,901	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	350,157	0.0
14,784	Freddie Mac REMIC Trust 2411 FJ, 2.423%, (US0001M + 0.350%), 12/15/2029	14,810	0.0
212,539	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	233,474	0.0
481,873	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	531,052	0.0
571,431	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	597,693	0.0
410,533	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	442,904	0.0
132	Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	134	0.0
438,593	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	475,431	0.0
495,972 (5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	115,460	0.0
562,220	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	609,170	0.0
1,268,990	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,335,409	0.0
1,081,089	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,148,060	0.0
1,295,261	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,376,758	0.0
7,505,234 (5)	Freddie Mac REMIC Trust 3045 DI, 4.657%, (-1.000*US0001M + 6.730%), 10/15/2035	1,073,055	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
74,849		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	$75,235	0.0
4,359,324 (5)		Freddie Mac REMIC Trust 3064 SP, 4.527%, (-1.000*US0001M + 6.600%), 03/15/2035	356,088	0.0
606,898		Freddie Mac REMIC Trust 3065 DC, 13.640%, (-3.000*US0001M + 19.860%), 03/15/2035	788,231	0.0
1,273,673 (5)		Freddie Mac REMIC Trust 3102 IS, 16.965%, (-3.667*US0001M + 24.567%), 01/15/2036	508,827	0.0
4,386,177		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	4,756,996	0.1
2,385,102 (5)		Freddie Mac REMIC Trust 3170 SA, 4.527%, (-1.000*US0001M + 6.600%), 09/15/2033	337,190	0.0
1,655,791 (5)		Freddie Mac REMIC Trust 3171 PS, 4.412%, (-1.000*US0001M + 6.485%), 06/15/2036	193,964	0.0
2,046,326		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	2,229,305	0.1
505,603	(4)(5)	Freddie Mac REMIC Trust 3524 LA, 5.368%, 03/15/2033	533,809	0.0
151,846		Freddie Mac REMIC Trust 3556 NT, 5.173%, (US0001M + 0.000%), 03/15/2038	156,075	0.0
8,650,938 (5)		Freddie Mac REMIC Trust 3589 SB, 4.127%, (-1.000*US0001M + 6.200%), 10/15/2039	1,168,527	0.0
1,663,773 (5)		Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	287,189	0.0
9,222,480		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	9,978,745	0.3
3,294,008		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,576,505	0.1
25,782 (5)		Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/2018	152	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,201,971 (5)	Freddie Mac REMIC Trust 3710 SL, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2036	$48,127	0.0
1,723,915	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,864,415	0.1
2,143,966 (5)	Freddie Mac REMIC Trust 3752 WS, 4.527%, (-1.000*US0001M + 6.600%), 12/15/2039	126,845	0.0
1,612,858	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,707,191	0.1
5,000,000 (5)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	748,699	0.0
2,258,467	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,344,815	0.1
7,682,158 (5)	Freddie Mac REMIC Trust 3856 KS, 4.477%, (-1.000*US0001M + 6.550%), 05/15/2041	1,149,040	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,585,233	0.1
3,011,510 (5)	Freddie Mac REMIC Trust 3925 SD, 3.977%, (-1.000*US0001M + 6.050%), 07/15/2040	330,775	0.0
14,867,794 (5)	Freddie Mac REMIC Trust 3925 SL, 3.977%, (-1.000*US0001M + 6.050%), 01/15/2041	1,655,065	0.1
5,685,999 (5)	Freddie Mac REMIC Trust 3936 GS, 4.627%, (-1.000*US0001M + 6.700%), 11/15/2025	346,077	0.0
17,489,771 (5)	Freddie Mac REMIC Trust 3951 SN, 4.477%, (-1.000*US0001M + 6.550%), 11/15/2041	3,072,395	0.1
7,192,018 (5)	Freddie Mac REMIC Trust 3984 NS, 4.527%, (-1.000*US0001M + 6.600%), 01/15/2040	631,589	0.0
1,399,945	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,469,235	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,749,352	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	$3,196,946	0.1
2,810,257 (5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	393,599	0.0
6,765,360 (5)	Freddie Mac REMIC Trust 4094 YS, 4.627%, (-1.000*US0001M + 6.700%), 04/15/2040	681,538	0.0
13,365,752 (5)	Freddie Mac REMIC Trust 4102 MS, 4.527%, (-1.000*US0001M + 6.600%), 09/15/2042	2,474,843	0.1
1,204,060 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	208,508	0.0
5,291,861	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,158,036	0.1
25,303,485	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	27,206,105	0.7
12,489,958 (5)	Freddie Mac REMIC Trust 4313 SD, 4.077%, (-1.000*US0001M + 6.150%), 03/15/2044	1,650,342	0.1
19,183,923 (5)	Freddie Mac REMIC Trust 4313 SE, 4.077%, (-1.000*US0001M + 6.150%), 03/15/2044	2,549,116	0.1
3,918,853 (5)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	578,451	0.0
2,095,001 (5)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	417,521	0.0
6,860,239	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,119,347	0.2
8,293,897 (5)	Freddie Mac REMIC Trust 4346 ST, 4.127%, (-1.000*US0001M + 6.200%), 07/15/2039	909,893	0.0
10,600,454	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	11,026,308	0.3
7,001,809 (5)	Freddie Mac REMIC Trust 4386 LS, 4.027%, (-1.000*US0001M + 6.100%), 09/15/2044	1,095,649	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,820,663	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	$7,994,064	0.2
13,472,387 (5)	Freddie Mac Strips Series 311 S1, 3.877%, (-1.000*US0001M + 5.950%), 08/15/2043	2,250,752	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	3,321,340	0.1
5,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.541%, (US0001M + 3.450%), 10/25/2029	6,128,536	0.2
7,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	7,477,229	0.2
6,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	6,398,269	0.2
7,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	7,164,829	0.2
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.891%, (US0001M + 1.800%), 07/25/2030	5,907,614	0.2
1,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	1,297,493	0.0
344,313	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	389,700	0.0
578,595	Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.664%, (12MTA + 1.200%), 10/25/2044	578,422	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
80,549	Freddie Mac-Ginnie Mae Series 27 FC, 3.375%, (PRIME + (1.375)%), 03/25/2024	$81,965	0.0
521,160	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	462,003	0.0
91,450	Ginnie Mae Series 2002-21 FV, 2.485%, (US0001M + 0.400%), 03/16/2032	91,958	0.0
1,279,971 (5)	Ginnie Mae Series 2005-7 AH, 4.685%, (-1.000*US0001M + 6.770%), 02/16/2035	177,888	0.0
555,533 (5)	Ginnie Mae Series 2006-17 WI, 4.916%, (-1.000*US0001M + 7.000%), 04/20/2036	3,703	0.0
171,627	Ginnie Mae Series 2007-37 S, 17.655%, (-3.667*US0001M + 25.300%), 04/16/2037	192,796	0.0
552,180	Ginnie Mae Series 2007-8 SP, 15.292%, (-3.242*US0001M + 22.048%), 03/20/2037	747,166	0.0
3,470,479 (5)	Ginnie Mae Series 2008-35 SN, 4.316%, (-1.000*US0001M + 6.400%), 04/20/2038	430,933	0.0
1,833,081 (5)	Ginnie Mae Series 2008-40 PS, 4.415%, (-1.000*US0001M + 6.500%), 05/16/2038	256,423	0.0
13,460,398 (5)	Ginnie Mae Series 2009-106 SU, 4.116%, (-1.000*US0001M + 6.200%), 05/20/2037	1,865,105	0.1
4,422,687 (5)	Ginnie Mae Series 2009-25 KS, 4.116%, (-1.000*US0001M + 6.200%), 04/20/2039	567,156	0.0
2,272,956	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,396,452	0.1
2,863,046	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,032,671	0.1
1,691,647 (5)	Ginnie Mae Series 2009-33 SN, 4.216%, (-1.000*US0001M + 6.300%), 05/20/2039	79,172	0.0
10,881,600	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,491,244	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,497,977 (5)	Ginnie Mae Series 2009-43 HS, 4.116%, (-1.000*US0001M + 6.200%), 06/20/2038	$69,866	0.0
3,684,124 (5)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	508,170	0.0
3,128,298 (5)	Ginnie Mae Series 2010-116 NS, 4.565%, (-1.000*US0001M + 6.650%), 09/16/2040	411,195	0.0
8,203,425 (5)	Ginnie Mae Series 2010-116 SK, 4.536%, (-1.000*US0001M + 6.620%), 08/20/2040	1,237,279	0.0
15,064,830 (5)	Ginnie Mae Series 2010-149 HS, 4.015%, (-1.000*US0001M + 6.100%), 05/16/2040	1,302,130	0.0
5,205,063 (5)	Ginnie Mae Series 2010-4 SP, 4.415%, (-1.000*US0001M + 6.500%), 01/16/2039	530,610	0.0
5,273,693	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	5,561,728	0.2
3,215,887 (5)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	431,526	0.0
3,410,716 (5)	Ginnie Mae Series 2010-68 MS, 3.766%, (-1.000*US0001M + 5.850%), 06/20/2040	449,566	0.0
6,339,386 (5)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,532,039	0.0
5,119,804 (5)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	480,338	0.0
1,466,820 (5)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	194,432	0.0
96,065	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	104,607	0.0
6,681,168 (5)	Ginnie Mae Series 2011-80 KS, 4.586%, (-1.000*US0001M + 6.670%), 06/20/2041	1,083,526	0.0
1,588,652 (5)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	174,483	0.0
213,149	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	214,920	0.0
17,992,291 (5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	3,640,747	0.1
14,170,716 (5)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	3,226,798	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,488,377 (5)	Ginnie Mae Series 2014-3 SU, 3.966%, (-1.000*US0001M + 6.050%), 07/20/2039	$1,675,502	0.1
1,279,618	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,339,752	0.0
15,249,531 (5)	Ginnie Mae Series 2014-55 MS, 4.115%, (-1.000*US0001M + 6.200%), 04/16/2044	2,143,001	0.1
18,083,745 (5)	Ginnie Mae Series 2014-56 SP, 4.115%, (-1.000*US0001M + 6.200%), 12/16/2039	2,280,018	0.1
13,398,957 (5)	Ginnie Mae Series 2014-58 CS, 3.515%, (-1.000*US0001M + 5.600%), 04/16/2044	1,553,363	0.1
16,735,711 (5)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	4,143,675	0.1
6,515,768 (5)	Ginnie Mae Series 2014-99 S, 3.516%, (-1.000*US0001M + 5.600%), 06/20/2044	900,088	0.0
15,653,148 (5)	Ginnie Mae 2007-35 KY, 4.365%, (-1.000*US0001M + 6.450%), 06/16/2037	2,254,027	0.1
90,415	HarborView Mortgage Loan Trust 2005-2 2A1A, 2.525%, (US0001M + 0.440%), 05/19/2035	87,414	0.0
401,846	HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	386,754	0.0
3,000,000	HomeBanc Mortgage Trust 2005-4 M1, 2.561%, (US0001M + 0.470%), 10/25/2035	2,929,751	0.1
3,915,697	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	3,650,610	0.1
3,215,099	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.301%, (US0001M + 0.210%), 02/25/2046	2,728,733	0.1
19,386 (4)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.977%, 02/25/2035	19,348	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,695 (4)		JP Morgan Mortgage Trust 2007-A1 5A5, 3.693%, 07/25/2035	$197,891	0.0
4,574,603	(1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.973%, 11/25/2048	4,494,567	0.1
1,678,754	(1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.973%, 11/25/2048	1,628,621	0.0
1,089,486	(1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	1,028,158	0.0
1,685,859	(1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.770%, 06/25/2048	1,651,577	0.1
1,685,859	(1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.770%, 06/25/2048	1,639,607	0.1
2,082,532	(1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.770%, 06/25/2048	1,981,923	0.1
1,492,823	(1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.785%, 09/25/2048	1,443,026	0.0
1,342,714	(1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.805%, 10/25/2048	1,304,257	0.0
9,869,433 (5)		Lehman Mortgage Trust 2006-9 2A5, 4.529%, (-1.000*US0001M + 6.620%), 01/25/2037	1,867,489	0.0
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	2,385,026	0.1
21,052		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 2.983%, (US0001M + 1.000%), 10/25/2035	20,254	0.0
1,108,332		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.471%, (US0001M + 0.380%), 08/25/2035	1,111,962	0.0
26,948		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.341%, (US0001M + 0.250%), 11/25/2035	26,223	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,864		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.341%, (US0001M + 0.250%), 11/25/2035	$41,453	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.291%, (US0001M + 1.200%), 09/25/2035	1,917,456	0.1
1,771,078		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,571,808	0.0
1,783,187	(1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,853,544	0.1
24,964	(1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	25,157	0.0
1,969,823 (1)		RBSSP Resecuritization Trust 2011-3 2A1, 2.210%, (US0001M + 0.250%), 02/26/2037	1,964,169	0.1
71,449		Sequoia Mortgage Trust 2003-4 2A1, 2.434%, (US0001M + 0.350%), 07/20/2033	69,204	0.0
83,585 (4)		Sequoia Mortgage Trust 2005-4 2A1, 3.764%, 04/20/2035	87,463	0.0
1,405,271	(1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.932%, 10/25/ 2044	1,406,089	0.1
1,378,032	(1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/ 2044	1,373,202	0.0
1,200,333	(1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.743%, 05/25/ 2045	1,176,480	0.0
1,315,648	(1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/ 2045	1,273,976	0.0
2,900,000	(1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,909,336	0.1
1,856,622	(1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,874,011	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,969,294	(1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	$5,147,960	0.1
333,547		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.335%, (US0001M + 0.250%), 07/19/2035	327,052	0.0
143,935		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.335%, (US0001M + 0.250%), 07/19/2035	140,645	0.0
1,200,000	(1)(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,197,528	0.0
1,300,000	(1)(4)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/ 2058	1,303,105	0.1
11,008		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.145%, (COF 11 + 1.250%), 02/27/2034	10,900	0.0
35,241		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.958%, (12MTA + 1.400%), 08/25/2042	34,510	0.0
49,530		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.731%, (US0001M + 0.640%), 01/25/2045	51,180	0.0
1,225,834 (4)		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.814%, 10/25/2036	1,137,527	0.0
398,397		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.395%, (COF 11 + 1.500%), 07/25/2046	389,652	0.0
86,272,368	(4)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.410%, 08/25/2045	1,785,553	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,722,824	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	$2,733,950	0.1
1,004,043 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	978,356	0.0
1,894,949 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.101%, 12/25/2036	1,721,286	0.1
3,668,539 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	3,517,421	0.1
4,466,754 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	4,091,692	0.1
2,746,113 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.314%, 07/25/2037	2,281,443	0.1
3,684,095	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,367,033	0.1
339,195	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	326,499	0.0
2,268,516	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.191%, (US0001M + 0.100%), 12/25/2036	1,671,311	0.0
5,375,120	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	4,097,584	0.1
2,399,821	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	2,012,835	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
65,977 (4)		Wells Fargo Mortgage Backed Securities 2004-CC A1, 3.755%, 01/25/2035	$67,680	0.0
90,426 (4)		Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.149%, 12/25/2034	92,460	0.0
281,729 (4)		Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.348%, 05/25/2035	285,370	0.0
102,802 (4)		Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 3.709%, 10/25/2033	104,425	0.0
1,511,699 (4)		Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 3.822%, 03/25/2036	1,499,621	0.0
766,371 (4)		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.190%, 04/25/2036	717,202	0.0
1,100,448	(1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	1,056,714	0.0
13,497,676		Other Securities	12,986,158	0.4
		Total Collateralized Mortgage Obligations (Cost $546,067,431)	541,009,847	14.4
MUNICIPAL BONDS: 0.1%
		California: 0.1%
1,600,000		Other Securities	2,079,219	0.1
		Total Municipal Bonds (Cost $1,609,333)	2,079,219	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS(6): 21.2%
		Federal Home Loan Mortgage Corporation: 11.0%(6)
23,100,000 (7)		3.000%, 07/01/2045	22,348,590	0.6
108,355		3.127%, 09/01/2035	112,335	0.0
19,917		3.489%, 11/01/2031	21,021	0.0
38,800		3.494%, 11/01/2035	40,883	0.0
15,251,460		3.500%, 01/01/2045	15,235,987	0.4
35,409,000 (7)		3.500%, 07/01/2045	35,214,365	0.9
5,441		3.547%, 06/01/2024	5,683	0.0
227,191		3.611%, 01/01/2029	235,195	0.0
44,199		3.851%, 03/01/2035	45,401	0.0
8,055,638		4.000%, 09/01/2045	8,244,958	0.2
156,955,000 (7)		4.000%, 07/01/2048	160,014,401	4.3
892,666		4.086%, 06/01/2035	939,418	0.0
3,863		4.112%, 03/01/2036	4,065	0.0
5,921		4.118%, 04/01/2032	6,189	0.0
61,256,000 (7)		4.500%, 07/01/2048	63,751,211	1.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(6): (continued)
	Federal Home Loan Mortgage Corporation (continued)
106,453,242 (7)	2.500%-6.500%, 07/01/2019-03/01/2048	$107,230,914	2.9
		413,450,616	11.0
	Federal National Mortgage Association: 8.9%(6)
89,161	2.664%, 08/01/2042	90,517	0.0
51,854	2.664%, 08/01/2042	52,606	0.0
77,148	2.664%, 10/01/2044	78,311	0.0
44,169	2.664%, 10/01/2044	44,856	0.0
16,554,127	3.000%, 07/01/2043	16,173,692	0.4
12,407,539	3.000%, 04/01/2045	12,093,956	0.3
33,599,300 (7)	3.000%, 07/01/2048	32,541,447	0.9
512,865	3.089%, 08/01/2035	531,744	0.0
121,381	3.184%, 09/01/2035	125,052	0.0
202,563	3.188%, 07/01/2035	211,476	0.0
36,929	3.216%, 08/01/2035	38,591	0.0
6,760	3.217%, 05/01/2036	6,934	0.0
262,126	3.293%, 02/01/2033	268,945	0.0
285,520	3.403%, 10/01/2035	298,704	0.0
305,376	3.410%, 10/01/2035	320,314	0.0
281,353	3.417%, 10/01/2035	295,137	0.0
35,247,311	3.500%, 08/01/2046	35,220,239	1.0
209,321	3.501%, 02/01/2034	219,089	0.0
3,234	3.534%, 09/01/2031	3,358	0.0
376,043	3.560%, 09/01/2034	397,799	0.0
136,705	3.685%, 04/01/2035	143,087	0.0
70,763	3.757%, 02/01/2035	73,675	0.0
12,098,979	4.000%, 12/01/2039	12,428,127	0.3
9,224,429	4.000%, 01/01/2045	9,534,504	0.3
9,628	4.085%, 04/01/2032	9,752	0.0
91,762	4.234%, 12/01/2036	96,110	0.0
209,167,874 (7)	2.500%-7.500%, 07/01/2018-07/01/2048	216,412,512	5.7
		337,710,534	8.9
	Government National Mortgage Association: 1.3%
10,032,000 (7)	3.000%, 07/01/2044	9,812,354	0.3
13,155,000 (7)	3.500%, 07/01/2048	13,202,275	0.3
24,357,615 (4)	3.500%-5.500%, 11/15/2035-10/20/2060	25,160,716	0.7
		48,175,345	1.3
	Total U.S. Government Agency Obligations (Cost $806,680,418)	799,336,495	21.2

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 1.4%
BRL46,898,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027-01/01/2029	$10,959,349	0.3
88,119,925,100	Other Securities	41,899,155	1.1
	Total Foreign Government Bonds (Cost $60,325,848)	52,858,504	1.4

U.S. TREASURY OBLIGATIONS: 6.7%
	U.S. Treasury Bonds: 2.6%
98,770,000 (2)	3.000%, 02/15/2048	99,020,783	2.6
	U.S. Treasury Notes: 4.1%
10,000,000	1.375%, 01/15/2020	9,832,617	0.3
22,610,000	2.625%, 06/30/2023	22,495,625	0.6
105,637,000	2.875%, 05/15/2028	105,816,501	2.8
16,588,000	1.625%-2.875%, 03/31/ 2019-05/31/2025	16,382,034	0.4
		154,526,777	4.1
	Total U.S. Treasury Obligations (Cost $252,091,007)	253,547,560	6.7
ASSET-BACKED SECURITIES: 11.6%
	Automobile Asset-Backed Securities: 0.2%
1,700,000 (1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,694,910	0.0
1,750,000 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,722,880	0.0
2,000,000 (1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	1,998,760	0.1
1,850,000 (1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,831,059	0.1
1,700,000	Other Securities	1,690,831	0.0
		8,938,440	0.2
	Home Equity Asset-Backed Securities: 0.3%
1,300,000	Home Equity Asset Trust 2005-2 M5, 3.186%, (US0001M + 1.095%), 07/25/2035	1,315,325	0.0
2,400,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.006%, (US0001M + 0.915%), 03/25/2035	2,403,271	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities (continued)
532,777		New Century Home Equity Loan Trust 2005-2 M3, 2.826%, (US0001M + 0.735%), 06/25/2035	$534,498	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 2.971%, (US0001M + 0.880%), 08/25/2033	69,866	0.0
62,185		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.171%, (US0001M + 0.080%), 11/25/2036	26,335	0.0
3,536,069		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.261%, (US0001M + 0.170%), 07/25/2047	2,574,279	0.1
2,600,000		Other Securities	2,708,819	0.1
			9,632,393	0.3
		Other Asset-Backed Securities: 10.5%
3,905,131	(1)(8)	AJAX Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/ 2019), 10/25/2057	3,924,027	0.1
1,729,843	(1)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/ 2020), 04/25/2057	1,722,043	0.0
6,860,000 (1)		ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	6,871,093	0.2
4,090,000 (1)		ALM VIII Ltd. 2013-8A A1R, 3.838%, (US0003M + 1.490%), 10/15/2028	4,097,006	0.1
2,523,779 (5	(1)(4) )(9)(10)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,200,000 (1)		American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/2045	2,306,655	0.1
12,437,798 (	(1)(4) 5)(9)(10)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	—	—
4,670,000 (1)		Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	4,675,567	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,200,000 (1)	Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	$4,200,978	0.1
7,370,000 (1)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	7,384,320	0.2
5,370,000 (1)	Apidos Clo XXV 2016-25A A1, 3.819%, (US0003M + 1.460%), 10/20/2028	5,375,182	0.2
8,000,000 (1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	8,012,040	0.2
5,750,000 (1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.653%, (US0003M + 2.300%), 04/17/2026	5,750,972	0.2
4,280,000 (1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	4,282,423	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 3.320%, (US0003M + 1.300%), 07/20/2029	4,369,607	0.1
1,600,000 (1)	Bain Capital Credit CLO 2017-1A A2, 3.709%, (US0003M + 1.350%), 07/20/2030	1,603,850	0.0
3,470,000 (1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	3,480,702	0.1
1,469,386 (4)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.005%, 10/25/2036	1,480,148	0.0
9,020,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.598%, (US0003M + 1.250%), 07/15/2029	9,049,766	0.2
1,800,000 (1)	Birchwood Park CLO Ltd. 2014-1A C1R, 4.598%, (US0003M + 2.250%), 07/15/2026	1,800,373	0.0
5,850,000 (1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	5,857,207	0.2
5,070,000 (1)	BlueMountain CLO 2015-1A BR, 4.842%, (US0003M + 2.500%), 04/13/2027	5,095,066	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,570,000 (1)	Burnham Park Clo Ltd. 2016-1A A, 3.789%, (US0003M + 1.430%), 10/20/2029	$4,578,779	0.1
4,000,000 (1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	3,997,748	0.1
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.471%, (US0003M + 1.130%), 04/17/2031	2,405,460	0.1
8,630,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	8,640,347	0.2
4,530,000 (1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	4,544,740	0.1
3,950,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	3,954,685	0.1
13,380,000 (1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.829%, (US0003M + 1.470%), 10/20/2028	13,386,128	0.4
6,440,000 (1)	Cent CLO 2014-22A A2AR, 4.313%, (US0003M + 1.950%), 11/07/2026	6,445,751	0.2
61,334	Chase Funding Trust Series 2002-4 2A1, 2.831%, (US0001M + 0.740%), 10/25/2032	61,009	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 2.691%, (US0001M + 0.600%), 07/25/2033	103,822	0.0
3,750,000 (1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	3,762,982	0.1
3,550,000 (1)	CIFC Funding 2014-4A C1R, 5.003%, (US0003M + 2.650%), 10/17/2026	3,551,431	0.1
4,110,000 (1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	4,116,917	0.1
525,541	Countrywide Asset-Backed Certificates 2006-26 2A3, 2.261%, (US0001M + 0.170%), 06/25/2037	524,668	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,300,000	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.241%, (US0001M + 0.150%), 10/25/2036	$6,509,977	0.2
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 3.558%, (US0003M + 1.210%), 10/15/2030	12,175,382	0.3
7,790,000 (1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.778%, (US0003M + 1.430%), 10/15/2028	7,812,544	0.2
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	1,198,008	0.1
8,610,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	8,616,690	0.2
7,130,000 (1)	Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	7,167,568	0.2
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	7,468,176	0.2
3,671,550 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,703,056	0.1
3,250,000 (1)	Flatiron CLO Ltd. 2013-1A A2R, 4.003%, (US0003M + 1.650%), 01/17/2026	3,250,026	0.1
4,770,000 (1)	Flatiron CLO Ltd. 2013-1A BR, 4.703%, (US0003M + 2.350%), 01/17/2026	4,771,283	0.1
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	4,260,731	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 3.538%, (US0003M + 1.190%), 10/15/2030	2,102,656	0.1
1,800,000 (1)	Gilbert Park CLO Ltd. 2017-1A B, 3.948%, (US0003M + 1.600%), 10/15/2030	1,803,413	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
133,902		GSAMP Trust 2007-FM1 A2A, 2.161%, (US0001M + 0.070%), 12/25/2036	$70,966	0.0
3,802,079 (1)		HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,871,762	0.1
1,500,000 (1)		Jay Park CLO Ltd. 2016-1A B, 4.759%, (US0003M + 2.400%), 10/20/2027	1,503,141	0.0
4,300,000	(1)(7)	KKR CLO 21 A Ltd., 3.345%, (US0003M + 1.000%), 04/15/2031	4,275,920	0.1
10,000,000 (1)		LCM 26A A2 Ltd., 3.176%, (US0003M + 1.250%), 01/20/2031	10,015,080	0.3
1,308,000 (1)		LCM XIV L.P. 14A AR, 3.440%, (US0003M + 1.040%), 07/20/2031	1,307,970	0.0
6,690,000 (1)		LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	6,720,687	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.651%, (US0001M + 0.560%), 10/25/2034	57,252	0.0
4,450,000 (1)		Madison Park Funding XI Ltd. 2013-11A CR, 4.562%, (US0003M + 2.200%), 07/23/2029	4,450,480	0.1
2,120,000 (1)		Madison Park Funding XV Ltd. 2014-15A B1R, 4.566%, (US0003M + 2.200%), 01/27/2026	2,120,651	0.1
1,356,785 (1)		Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,362,189	0.0
1,500,000 (1)		Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	1,499,483	0.1
4,205,800 (1)		Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/2042	4,181,869	0.1
4,510,000 (1)		Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	4,521,879	0.1
3,000,000 (1)		Octagon Investment Partners Ltd. 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/15/2029	3,005,541	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	$2,259,401	0.1
1,430,000 (1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	1,430,060	0.0
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	4,010,808	0.1
7,070,000 (1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	7,106,375	0.2
7,900,000 (1)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	7,907,323	0.2
2,340,000 (1)	Palmer Square CLO 2013-2A BR Ltd., 4.603%, (US0003M + 2.250%), 10/17/2027	2,343,185	0.1
3,300,000 (1)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	3,317,374	0.1
1,375,000 (1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	1,378,165	0.0
4,070,000 (1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	4,082,796	0.1
3,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 3.208%, (US0003M + 1.030%), 04/18/2031	2,984,895	0.1
5,700,000 (1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.148%, (US0003M + 2.800%), 10/15/2025	5,659,331	0.1
2,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	1,984,020	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
900,000	(1)(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	$891,764	0.0
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.171%, (US0001M + 1.080%), 03/25/2035	2,516,850	0.1
8,200,000 (1)		Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,213,842	0.2
4,375,000 (1)		Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,323,762	0.1
1,500,000 (1)		Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,496,580	0.1
2,912,216 (1)		Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	2,911,472	0.1
10,200,000 (1)		Symphony CLO Ltd. 2012-9A AR, 3.798%, (US0003M + 1.450%), 10/16/2028	10,216,718	0.3
4,200,000 (1)		Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	4,210,962	0.1
3,930,000 (1)		Symphony CLO XIV Ltd. 2014-14A C1R, 4.848%, (US0003M + 2.500%), 07/14/2026	3,930,900	0.1
4,629,500 (1)		Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	4,643,689	0.1
825,430 (1)		Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	838,416	0.0
5,500,000 (1)		TES LLC 2017-1A B, 7.740%, 10/20/2047	5,648,180	0.2
2,200,000 (1)		Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	2,200,761	0.1
2,400,000 (1)		THL Credit Wind River 2013-2A AR CLO Ltd., 3.585%, (US0003M + 1.230%), 10/18/2030	2,406,449	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,570,000 (1)		THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	$2,578,124	0.1
12,650,000 (1)		Wind River CLO Ltd. 2016-2A A, 3.858%, (US0003M + 1.500%), 11/01/2028	12,664,965	0.3
1,500,000	(1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,460,639	0.0
6,300,000	(1)(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	5,857,085	0.2
1,691,500 (1)		Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,647,132	0.0
1,820,993		Other Securities	1,817,847	0.0
			396,157,742	10.5
		Student Loan Asset-Backed Securities: 0.6%
1,250,000 (1)		Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,209,367	0.0
1,795,866 (1)		DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,791,540	0.0
2,572,328 (1)		DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	2,570,114	0.1
779,929 (1)		Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	775,822	0.0
2,000,000 (1)		Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,986,391	0.1
1,550,000 (1)		SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,501,282	0.1
1,500,000 (1)		SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,409,187	0.0
269,495 (1)		SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	264,848	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
2,500,000	(1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	$2,398,301	0.1
2,100,000 (1)		SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,044,854	0.0
2,200,000 (1)		Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,168,853	0.1
5,000,000 (1)		Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,999,819	0.1
			23,120,378	0.6
		Total Asset-Backed Securities (Cost $436,203,448)	437,848,953	11.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.7%
10,870,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	10,689,570	0.3
4,130,000 (4)		BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,087,271	0.1
41,614,487	(4)(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.685%, 02/15/2050	4,100,950	0.1
22,800,000	(1)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	917,677	0.0
753,698	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/2041	753,776	0.0
1,350,000	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	1,344,432	0.1
1,350,000	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	1,332,393	0.0
1,089,649 (1)		Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	1,088,376	0.0
20,410,625	(4)(5)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	1,753,405	0.0
3,520,000 (1)		CHT 2017-COSMO A Mortgage Trust, 3.003%, (US0001M + 0.930%), 11/15/2036	3,522,296	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,570,000 (4)		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	$3,481,869	0.1
35,887,524	(4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.073%, 09/15/2050	2,406,933	0.0
59,021,000	(4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.604%, 06/10/2051	3,141,369	0.1
17,768,313	(4)(5)	COMM 2012-CR1 XA, 2.050%, 05/15/2045	1,058,745	0.0
14,854,635	(4)(5)	COMM 2012-CR2 XA, 1.817%, 08/15/2045	820,086	0.0
26,213,128	(4)(5)	COMM 2012-CR3 XA, 2.038%, 10/15/2045	1,708,823	0.1
65,166,000	(1)(4)(5)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	1,620,196	0.0
21,580,825	(4)(5)	COMM 2012-CR5 XA, 1.696%, 12/10/2045	1,202,909	0.0
32,122,643	(1)(4)(5)	COMM 2012-LC4 XA, 2.383%, 12/10/2044	1,835,549	0.1
85,979,020	(4)(5)	COMM 2014-UBS2 XA, 1.507%, 03/10/2047	4,186,069	0.1
214,711,000	(1)(4)(5)	COMM 2014-UBS2 XB, 0.208%, 03/10/2047	1,715,240	0.1
4,000,000 (4)		COMM 2015-PC1 C, 4.589%, 07/10/2050	3,732,109	0.1
910,000 (4)		COMM 2016-COR1 C, 4.540%, 10/10/2049	895,390	0.0
82,765,690	(4)(5)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	3,184,774	0.1
4,450,000	(1)(4)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	4,589,944	0.1
25,317,409	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	2,088,084	0.1
20,760,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.444%, 08/25/2020	2,038,487	0.1
45,593,599	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.341%, 04/25/2021	1,257,239	0.0
84,529,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 2.052%, 05/25/2040	5,671,296	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,996,139	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.553%, 05/25/2022	$1,529,034	0.0
36,470,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	2,359,718	0.1
46,226,686	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.393%, 08/25/2022	1,994,307	0.1
22,000,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,530,342	0.0
27,650,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,831,514	0.0
15,700,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	1,286,984	0.0
31,440,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	3,389,672	0.1
35,800,243	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/2018	118,348	0.0
30,984,016	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.644%, 12/25/2018	100,980	0.0
47,848,125	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.631%, 03/25/2019	321,712	0.0
46,917,826	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.800%, 07/25/2019	499,816	0.0
55,973,226	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.448%, 11/25/2019	706,119	0.0
104,399,984	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.842%, 12/25/2022	2,069,500	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
602,194,308	(1)(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	$1,611,231	0.0
445,208,997	(1)(5)	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/2046	2,063,187	0.1
7,600,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.355%, 12/10/2043	7,738,670	0.2
4,400,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,979,388	0.1
33,255,402	(4)(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	1,683,891	0.0
15,046,458	(4)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.558%, 11/10/2046	554,817	0.0
48,249,767	(4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.160%, 06/10/2047	2,033,399	0.1
206,192	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.955%, 05/15/2041	205,931	0.0
23,450,000	(1)(4)(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	324,377	0.0
623,227	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	618,389	0.0
3,632,778 (4)		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.466%, 06/12/2041	3,689,489	0.1
32,634,026	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	1,289,247	0.0
2,600,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.253%, 11/15/2045	2,594,405	0.1
29,951,469	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.262%, 01/15/2048	1,301,478	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,685,628	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.294%, 10/15/2048	$128,220	0.0
20,138,728	(4)(5)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.477%, 07/15/2050	1,436,588	0.1
128,598	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.854%, 02/15/2040	128,256	0.0
2,723,000	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.954%, 02/15/2040	2,724,601	0.1
2,600,000	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	2,653,326	0.1
2,188,818	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.899%, 11/15/2038	5,803	0.0
11,435,631	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.899%, 11/15/2038	30,275	0.0
3,930,000	(1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.843%, 08/15/2045	3,939,166	0.1
5,000,000 (4)		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	4,918,130	0.1
1,000,000	(1)(4)	Morgan Stanley Capital I Trust 2005-T19 G, 5.784%, 06/12/2047	985,061	0.0
2,375,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	2,449,842	0.1
3,325,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	3,433,159	0.1
3,480,000 (1)		Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.923%, (US0001M + 0.850%), 11/15/2034	3,477,881	0.1
1,710,437 (1)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	1,687,399	0.1
79,702,122	(4)(5)	UBS Commercial Mortgage Trust 2017-C5, 1.175%, 11/15/2050	5,424,470	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
26,718,944	(1)(4)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.053%, 08/10/2049	$1,755,133	0.1
32,452,418	(4)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.284%, 12/15/2047	1,712,079	0.0
21,543,496	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	1,303,209	0.0
9,020,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	6,970,865	0.2
14,180,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	5,655,241	0.2
58,166,870	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	2,754,521	0.1
1,042,015		Other Securities	1,022,326	0.0
		Total Commercial Mortgage-Backed Securities (Cost $180,658,604)	178,246,753	4.7

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 18.4%
	Affiliated Investment Companies: 18.4%
9,246,286	Voya Emerging Markets Corporate Debt Fund - Class P	87,932,178	2.3
14,503,851	Voya Emerging Markets Hard Currency Debt Fund - Class P	133,145,351	3.5
8,932,974	Voya Emerging Markets Local Currency Debt Fund - Class P	62,977,465	1.7
2,482,643	Voya Floating Rate Fund Class P	24,329,902	0.6
14,199,909	Voya High Yield Bond Fund - Class P	111,327,290	3.0
13,124,726	Voya Investment Grade Credit Fund - Class P	136,103,411	3.6
13,401,561	Voya Securitized Credit Fund - Class P	137,634,030	3.7
	Total Mutual Funds (Cost $731,633,032)	693,449,627	18.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	Utilities: 0.0%
88,468 (11)	Other Securities	$2,072,805	0.0
	Total Preferred Stock (Cost $2,211,700)	2,072,805	0.0
	Total Long-Term Investments (Cost $4,049,195,606)	3,966,007,373	105.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Commercial Paper: 3.2%
5,945,000	AT&T, Inc., 2.540%, 07/10/2018	5,940,867	0.1
10,000,000	Autozone Inc D, 2.660%, 07/06/2018	9,995,625	0.3
22,000,000	Concord Minute, 2.390%, 07/05/2018	21,992,799	0.6
7,000,000	Consolidated E, 2.940%, 07/03/2018	6,998,310	0.2
2,500,000	Harley Davison, 2.570%, 09/07/2018	2,487,930	0.1
40,000,000	Johnson CTLS I, 3.280%, 07/02/2018	39,992,817	1.0
15,000,000	Marriott Intl, 2.520%, 07/11/2018	14,988,625	0.4
14,000,000	McDonald’s Corp., 2.540%, 07/10/2018	13,990,268	0.4
5,000,000	NBC Universal, 2.470%, 07/19/2018	4,993,583	0.1
		121,380,824	3.2
	Securities Lending Collateral(12): 2.7%
48,626,882	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $48,635,195, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $49,599,419, due 07/25/18-06/15/53)	48,626,882	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(12) (continued)
4,987,210	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $4,988,145, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,086,955, due 11/15/42-08/15/44)	$4,987,210	0.1
24,313,441	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $24,317,338, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $24,799,781, due 01/31/20-09/09/49)	24,313,441	0.7
24,313,441	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $24,318,037, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $24,799,891, due 07/15/19-02/15/48)	24,313,441	0.6
		102,240,974	2.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
14,300,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $14,300,000)	$14,300,000	0.4
	Total Short-Term Investments (Cost $237,936,565)	237,921,798	6.3
	Total Investments in Securities (Cost $4,287,132,171)	$4,203,929,171	111.5
	Liabilities in Excess of Other Assets	(435,256,553)	(11.5)
	Net Assets	$3,768,672,618	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Settlement is on a when-issued or delayed-delivery basis.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(11)
The grouping contains non-income producing securities.

(12)
Represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2018.

BRL
Brazilian Real

CLP
Chilean Peso

IDR
Indonesian Rupiah

MXN
Mexican Peso

PEN
Peruvian Nuevo Sol

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$693,449,627	$—	$—	$693,449,627
Preferred Stock	2,072,805	—	—	2,072,805
Corporate Bonds/Notes	—	1,005,557,610	—	1,005,557,610
Collateralized Mortgage Obligations	—	541,009,847	—	541,009,847
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Municipal Bonds	—	2,079,219	—	2,079,219
Foreign Government Bonds	—	52,858,504	—	52,858,504
U.S. Treasury Obligations	—	253,547,560	—	253,547,560
Asset-Backed Securities	—	437,848,953	—	437,848,953
U.S. Government Agency Obligations	—	799,336,495	—	799,336,495
Commercial Mortgage-Backed Securities	—	178,246,753	—	178,246,753
Short-Term Investments	14,300,000	223,621,798	—	237,921,798
Total Investments, at fair value	$719,634,786	$3,484,294,385	$—	$4,203,929,171
Other Financial Instruments+
Centrally Cleared Swaps	—	13,633,972	—	13,633,972
Forward Foreign Currency Contracts	—	6,500,649	—	6,500,649
Forward Premium Swaptions	—	606,094	—	606,094
Futures	2,807,424	—	—	2,807,424
Total Assets	$722,442,210	$3,505,035,100	$–	$4,227,477,310
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(14,893,476)	$—	$(14,893,476)
Forward Foreign Currency Contracts	—	(1,310,907)	—	(1,310,907)
Futures	(2,113,863)	—	—	(2,113,863)
Total Liabilities	$(2,113,863)	$(16,204,383)	$—	$(18,318,246)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,929,629	$2,289,048	$—	$(5,286,499)	$87,932,178	$2,289,048	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,636,301	3,409,710	—	(10,900,660)	133,145,351	3,409,710	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	67,807,597	1,584,912	—	(6,415,044)	62,977,465	1,584,912	—	—
Voya Floating Rate Fund Class P	23,828,877	536,963	—	(35,938)	24,329,902	542,798	—	—
Voya High Yield Bond Fund - Class P	126,260,947	3,460,947	(15,414,648)	(2,979,956)	111,327,290	3,460,947	(414,649)	—
Voya Investment Grade Credit Fund Class P	141,136,923	2,610,723	—	(7,644,235)	136,103,411	2,609,242	—	—
Voya Securitized Credit Fund Class P	135,179,121	3,502,123	—	(1,047,214)	137,634,030	3,501,799	—	—
	$725,779,395	$17,394,426	$(15,414,648)	$(34,309,546)	$693,449,627	$17,398,456	$(414,649)	$—

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 779,000	THB 24,177,589	Barclays Bank PLC	07/13/18	$49,035
IDR 32,169,248,000	USD 2,272,000	Barclays Bank PLC	07/13/18	(28,388)
USD 3,596,385	IDR 50,194,746,125	Barclays Bank PLC	07/13/18	95,603
USD 1,505,295	MYR 6,097,198	Barclays Bank PLC	07/13/18	(4,037)
USD 1,505,295	MYR 6,094,188	Barclays Bank PLC	07/13/18	(3,292)
MYR 14,795,150	USD 3,786,831	Barclays Bank PLC	07/13/18	(124,363)
USD 582,728	PHP 30,666,070	Barclays Bank PLC	07/13/18	8,546
USD 779,000	MYR 3,041,606	Barclays Bank PLC	07/13/18	26,065
MXN 1,595,907	USD 77,856	Barclays Bank PLC	08/10/18	2,007
PLN 4,202	USD 1,179	Barclays Bank PLC	08/10/18	(57)
USD 6,461,507	BRL 23,962,368	Barclays Bank PLC	08/10/18	306,462
USD 6,128,260	ZAR 74,984,710	Barclays Bank PLC	08/10/18	689,351
USD 4,343,507	CLP 2,755,868,188	Barclays Bank PLC	08/10/18	125,372
USD 6,460,793	BRL 23,962,368	Barclays Bank PLC	08/10/18	305,747
HUF 1,340,917,453	USD 4,951,000	Barclays Bank PLC	08/10/18	(184,419)
USD 6,243,706	IDR 86,450,357,094	BNP Paribas	07/13/18	214,313
USD 5,679,000	BRL 20,948,014	BNP Paribas	08/10/18	298,231
USD 4,672,000	IDR 64,828,672,000	Citibank N.A.	07/13/18	150,589
USD 4,541,128	THB 142,019,697	Citibank N.A.	07/13/18	253,298
USD 1,894,000	HUF 513,568,138	Citibank N.A.	08/10/18	68,411
HUF 1,331,407,198	USD 4,937,000	Citibank N.A.	08/10/18	(204,225)
USD 4,607,916	COP 13,337,290,638	Citibank N.A.	08/10/18	65,408
USD 379,000	CZK 8,185,600	Citibank N.A.	08/10/18	10,131
USD 3,061,000	CZK 65,967,580	Citibank N.A.	08/10/18	88,290
USD 2,699,500	CZK 56,119,393	Citibank N.A.	08/10/18	170,581
RON 404,300	USD 103,938	Citibank N.A.	08/10/18	(2,880)
CZK 89,346,159	USD 4,225,000	Citibank N.A.	08/10/18	(198,776)
USD 2,699,500	CZK 56,074,392	Citibank N.A.	08/10/18	172,608
IDR 2,842,655,917	USD 199,990	Goldman Sachs International	07/13/18	(1,732)
USD 1,513,000	PHP 80,754,862	Goldman Sachs International	07/13/18	971
USD 5,157,522	MYR 20,214,909	Goldman Sachs International	07/13/18	153,419
USD 1,894,000	BRL 7,023,710	Goldman Sachs International	08/10/18	89,869
USD 3,776,000	PLN 13,823,107	Goldman Sachs International	08/10/18	83,540
BRL 15,594,276	USD 3,988,000	Goldman Sachs International	08/10/18	17,592
CZK 89,278,588	USD 4,217,000	Goldman Sachs International	08/10/18	(193,821)
RUB 22,306,471	USD 347,733	Goldman Sachs International	08/10/18	5,962
USD 385,000	RUB 24,060,321	Goldman Sachs International	08/10/18	3,495
BRL 15,317,110	USD 3,988,000	Goldman Sachs International	08/10/18	(53,601)
USD 3,689,416	RUB 231,478,914	Goldman Sachs International	08/10/18	19,043
USD 3,689,220	RUB 231,478,914	Goldman Sachs International	08/10/18	18,848
USD 3,527,546	HUF 884,306,740	Goldman Sachs International	08/10/18	384,087
USD 3,689,281	RUB 231,478,914	Goldman Sachs International	08/10/18	18,908
USD 3,400,000	PLN 12,578,182	Goldman Sachs International	08/10/18	40,087
CLP 236,762,812	USD 379,000	Goldman Sachs International	08/10/18	(16,611)
USD 3,689,954	RUB 231,478,914	Goldman Sachs International	08/10/18	19,581
USD 115,786	CZK 2,364,179	HSBC Bank USA N.A.	08/10/18	9,248
USD 11,897,902	PLN 40,232,278	HSBC Bank USA N.A.	08/10/18	1,150,964
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,462,115	MXN 170,347,793	HSBC Bank USA N.A.	08/10/18	(62,465)
USD 4,969,391	RON 18,659,223	HSBC Bank USA N.A.	08/10/18	305,346
USD 3,698,060	PEN 12,125,661	HSBC Bank USA N.A.	08/10/18	11,402
USD 4,225,149	TRY 17,920,311	HSBC Bank USA N.A.	08/10/18	388,620
USD 6,472,467	BRL 23,962,368	HSBC Bank USA N.A.	08/10/18	317,422
USD 7,583,000	HUF 2,031,330,628	JPMorgan Chase Bank N.A.	08/10/18	362,197
CZK 88,866,009	USD 4,203,000	JPMorgan Chase Bank N.A.	08/10/18	(198,413)
SGD 1,301,141	USD 988,977	Morgan Stanley	07/13/18	(33,827)
				$5,189,742

At June 30, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1,546	09/19/18	$185,809,875	$964,288
U.S. Treasury 2-Year Note	1,065	09/28/18	225,596,954	(85,174)
U.S. Treasury 5-Year Note	1,109	09/28/18	126,001,461	(200,941)
U.S. Treasury Ultra Long Bond	621	09/19/18	99,088,312	(260,407)
			$636,496,602	$417,766
Short Contracts:
Euro-Bobl 5-Year	(1,266)	09/06/18	(195,404,958)	(1,567,341)
U.S. Treasury Long Bond	(2)	09/19/18	(290,000)	824
U.S. Treasury Ultra 10-Year Note	(2,816)	09/19/18	(361,108,000)	1,842,312
			$(556,802,958)	$275,795

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Buy	5.000	06/20/23	USD 53,000,000	$(3,045,062)	$59,148
					$(3,045,062)	$59,148

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD 225,664,000	$(6,812,508)	$(6,812,508)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD 50,908,000	(3,288,714)	(3,288,714)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD 29,003,000	(2,002,924)	(2,002,924)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD 40,443,000	(2,789,330)	(2,789,330)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD 444,148,000	5,945,033	5,945,033
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD 112,415,000	5,057,748	5,057,748
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD 35,916,000	2,572,043	2,572,043
							$(1,318,652)	$(1,318,652)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD 88,010,000	$(4,708,535)	$94,761
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 125,038,000	(6,611,384)	206,981
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD 88,010,000	(4,770,190)	32,026
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD 88,010,000	(4,715,136)	86,624
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 138,992,000	(7,394,374)	185,702
							$(28,199,619)	$606,094

Currency Abbreviations
BRL  –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CZK  –  Czech Koruna
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
SGD  –  Singapore Dollar
THB  –  Thai Baht
TRY  –  Turkish Lira
USD   –  United States Dollar
ZAR  –  South African Rand
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,500,649
Interest rate contracts	Net Assets — Unrealized appreciation*	2,807,424
Credit contracts	Net Assets — Unrealized appreciation**	59,148
Interest rate contracts	Net Assets — Unrealized appreciation**	13,574,824
Interest rate contracts	Net Assets — Unrealized appreciation***	606,094
Total Asset Derivatives		$23,548,139
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,310,907
Interest rate contracts	Net Assets — Unrealized depreciation*	2,113,863
Interest rate contracts	Net Assets — Unrealized depreciation**	14,893,476
Total Liability Derivatives		$18,318,246

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

***
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$2,606,172	$2,606,172
Equity contracts	—	(179,129)	—	(179,129)
Foreign exchange contracts	2,227,447	—	—	2,227,447
Interest rate contracts	—	(6,421,358)	100,662	(6,320,696)
Total	$2,227,447	$(6,600,487)	$2,706,834	$(1,666,206)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$29,190	$29,190
Equity contracts	—	—	—	—	—
Foreign exchange contracts	—	5,910,378	—	—	5,910,378
Interest rate contracts	606,094	—	969,923	(1,523,930)	52,087
Total	$606,094	$5,910,378	$969,923	$(1,494,740)	$5,991,655

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$—	$1,608,188	$512,544	$979,316	$855,402	$2,183,002	$362,197	$—	$—	$6,500,649
Forward premium swaptions	94,761	206,981	—	—	—	—	—	—	304,352	606,094
Total Assets	$94,761	$1,815,169	$512,544	$979,316	$855,402	$2,183,002	$362,197	$—	$304,352	$7,106,743
Liabilities:
Forward foreign currency contracts	$—	$344,556	$—	$405,881	$265,765	$62,465	$198,413	$33,827	$—	$1,310,907
Total Liabilities	$—	$344,556	$—	$405,881	$265,765	$62,465	$198,413	$33,827	$—	$1,310,907
Net OTC derivative instruments by counterparty, at fair value	$94,761	$1,470,613	$512,544	$573,435	$589,637	$2,120,537	$163,784	$(33,827)	$304,352	5,795,836
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(1,100,000)	$(260,000)	$(407,000)	$—	$(1,970,000)	$—	$—	$(304,352)	$(4,041,352)
Net Exposure(1)(2)	$94,761	$370,613	$252,544	$166,435	$589,637	$150,537	$163,784	$(33,827)	$—	$1,754,484

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2018, the Portfolio had received $370,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,286,145,090.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$57,172,429
Gross Unrealized Depreciation	(136,657,752)
Net Unrealized Depreciation	$(79,485,323)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	19.8%
Industrials	16.3%
Information Technology	15.3%
Health Care	12.9%
Consumer Discretionary	12.2%
Real Estate	6.4%
Energy	4.2%
Materials	4.1%
Utilities	3.1%
Consumer Staples	1.7%
Exchange-Traded Funds	1.1%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 12.2%
56,054		Childrens Place, Inc./The	$6,771,323	1.0
295,637		Extended Stay America, Inc.	6,388,716	1.0
62,214 (1)		Helen of Troy Ltd.	6,124,968	0.9
75,883		Jack in the Box, Inc.	6,459,161	1.0
59,245		Marriott Vacations Worldwide Corp.	6,692,315	1.0
381,287	(1)(2)	Party City Holdco, Inc.	5,814,627	0.9
206,142 (2)		Red Rock Resorts, Inc.	6,905,757	1.0
1,117,423	(3)(4)	Other Securities	35,545,370	5.4
			80,702,237	12.2
		Consumer Staples: 1.7%
162,449 (1)		Performance Food Group Co.	5,961,878	0.9
404,365 (4)		Other Securities	5,499,364	0.8
			11,461,242	1.7
		Energy: 4.2%
225,244	(1)(2)	Carrizo Oil & Gas, Inc.	6,273,045	1.0
236,917 (1)		Unit Corp.	6,055,599	0.9
1,197,894 (4)		Other Securities	15,353,012	2.3
			27,681,656	4.2
		Financials: 19.8%
199,271		Cadence BanCorp	5,752,954	0.9
193,170		CenterState Bank Corp.	5,760,330	0.9
135,441		Chemical Financial Corp.	7,540,001	1.1
162,378		Great Western Bancorp, Inc.	6,818,252	1.0
142,395		Houlihan Lokey, Inc.	7,293,472	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
92,234		Independent Bank Group, Inc.	$6,161,231	0.9
189,747 (1)		Seacoast Banking Corp. of Florida	5,992,210	0.9
112,697		Selective Insurance Group	6,198,335	0.9
111,041		Stifel Financial Corp.	5,801,892	0.9
109,274		WSFS Financial Corp.	5,824,304	0.9
2,327,978 (4)		Other Securities	68,449,923	10.3
			131,592,904	19.8
		Health Care: 12.9%
99,283 (1)		AMN Healthcare Services, Inc.	5,817,984	0.9
2,097,174	(3)(4)	Other Securities	79,973,503	12.0
			85,791,487	12.9
		Industrials: 16.3%
202,474		ABM Industries, Inc.	5,908,191	0.9
202,272		Actuant Corp.	5,936,683	0.9
89,564 (1)		Atlas Air Worldwide Holdings, Inc.	6,421,739	1.0
93,492		EMCOR Group, Inc.	7,122,221	1.1
108,115		Granite Construction, Inc.	6,017,681	0.9
151,169 (2)		Healthcare Services Group, Inc.	6,528,989	1.0
674,238		Pitney Bowes, Inc.	5,778,220	0.9
120,726		Tetra Tech, Inc.	7,062,471	1.0
174,789		Universal Forest Products, Inc.	6,400,773	1.0
79,687		Watts Water Technologies, Inc.	6,247,461	0.9
89,163		Woodward, Inc.	6,853,068	1.0
674,285	(3)(4)	Other Securities	38,069,337	5.7
			108,346,834	16.3
		Information Technology: 15.3%
332,556 (1)		8x8, Inc.	6,667,748	1.0
295,546 (1)		ACI Worldwide, Inc.	7,291,120	1.1
37,638 (1)		CACI International, Inc.	6,343,885	0.9
83,614		j2 Global, Inc.	7,241,808	1.1
201,723 (1)		Netscout Systems, Inc.	5,991,173	0.9
107,326 (1)		Plexus Corp.	6,390,190	1.0
1,670,774	(3)(4)	Other Securities	61,641,274	9.3
			101,567,198	15.3
		Materials: 4.1%
106,398		Carpenter Technology Corp.	5,593,343	0.8
136,480		PolyOne Corp.	5,898,666	0.9
444,022		Other Securities	15,782,264	2.4
			27,274,273	4.1
		Real Estate: 6.4%
302,106		Americold Realty Trust	6,652,374	1.0
715,319		Cousins Properties, Inc.	6,931,441	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
345,402	Easterly Government Properties, Inc.	$6,825,144	1.0
188,627	First Industrial Realty Trust, Inc.	6,288,824	1.0
169,178	Hudson Pacific Properties, Inc.	5,993,977	0.9
251,728	Urban Edge Properties	5,757,019	0.9
125,918	Other Securities	3,661,695	0.6
		42,110,474	6.4
	Telecommunication Services: 0.9%
447,442 (1)	Vonage Holdings Corp.	5,767,527	0.9
	Utilities: 3.1%
91,669 (2)	Black Hills Corp.	5,611,059	0.9
61,299	Idacorp, Inc.	5,654,220	0.9
184,788	Other Securities	8,925,022	1.3
		20,190,301	3.1
	Total Common Stock (Cost $580,441,248)	642,486,133	96.9
EXCHANGE-TRADED FUNDS: 1.1%
44,904	iShares Russell 2000 ETF	7,353,928	1.1
	Total Exchange-Traded Funds (Cost $6,021,380)	7,353,928	1.1
	Total Long-Term Investments (Cost $586,462,628)	649,840,061	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateral(5): 4.8%
7,556,350	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $7,557,592, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $7,707,477, due 07/05/18-09/09/49)	7,556,350	1.2
7,556,350	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $7,557,766, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,707,478, due 11/15/42-08/15/44)	7,556,350	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,589,106	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,589,383, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $1,620,888, due 02/01/21-10/15/58)	$1,589,106	0.3
7,556,350	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $7,557,561, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $7,707,499, due 01/31/20-09/09/49)	7,556,350	1.1
7,556,350	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $7,557,778, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,707,533, due 07/15/ 19-02/15/48)	7,556,350	1.1
		31,814,506	4.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
20,066,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $20,066,000)	20,066,000	3.0
	Total Short-Term Investments (Cost $51,880,506)	51,880,506	7.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $638,343,134)	$701,720,567	105.8
Liabilities in Excess of Other Assets	(38,362,519)	(5.8)
Net Assets	$663,358,048	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$642,486,133	$—	$—	$642,486,133
Exchange-Traded Funds	7,353,928	—	—	7,353,928
Short-Term Investments	20,066,000	31,814,506	—	51,880,506
Total Investments, at fair value	$669,906,061	$31,814,506	$—	$701,720,567

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $642,542,512.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$84,666,633
Gross Unrealized Depreciation	(25,488,578)
Net Unrealized Appreciation	$59,178,055

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-CAPAPALL         (0618-082318)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Government Money Market Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 7, 2018